             As filed with the Securities and Exchange Commission
                                on June 2, 2000
                         Registration No. 333-________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                    ---------------------------------------
                                   FORM N-14


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                Pre-Effective Amendment No.                     [ ]
                                            ---
                Post-Effective Amendment No.                    [ ]
                                             ---

                        (Check appropriate box or boxes)

                    ---------------------------------------

               Exact Name of Registrant as Specified in Charter:

                            WELLS FARGO FUNDS TRUST

                 Area Code and Telephone Number: (800) 643-9691

          Address of Principal Executive Offices, including Zip Code:
                               111 Center Street
                          Little Rock, Arkansas  72201

                    ---------------------------------------

                     Name and Address of Agent for Service:

                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201

                                With copies to:

        Robert M. Kurucza, Esq.               Cameron S. Avery, Esq.
        Marco E. Adelfio, Esq.                Bell, Boyd & Lloyd LLC
        Morrison & Foerster LLP               Three First National Plaza
        2000 Pennsylvania Ave., N.W.          70 West Madison Street, Suite 3300
        Suite 5500                            Chicago, IL 60602-4207
        Washington, D.C.  20006

        It is proposed that this filing will become automatically effective on July 2, 2000 pursuant to Rule 488.

        No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                            WELLS FARGO FUNDS TRUST
                             CROSS-REFERENCE SHEET

                          Items Required by Form N-14
                          ---------------------------
Letter to Shareholders
----------------------

Notice of Special Meeting
-------------------------

PART A
------

Item No.    Prospectus Caption
--------    ------------------
    1       Cover Page
            Cross-Reference Sheet
            Front Cover Page of Combined Proxy Statement/Prospectus

    2       Table of Contents

    3       Proposal One-Approval of Reorganization of GP Funds;
            Summary

    4       Proposal One-Approval of Reorganization of GP Funds;
            Summary
            Terms of the Reorganization
            Board Consideration of the Reorganization
            Federal Income Tax Consequences and Federal Tax Opinions

    5       Summary
            Comparison of Current Fees
            Comparison of Investment Objectives, Principal Investment
            Strategies and Policies
            Common Risk Considerations
            Comparison of Shareholder Services and Procedures
            Performance
            Exhibit A

    6       Summary
            Comparison of Current Fees
            Comparison of Investment Objectives, Principal Investment
            Strategies and Policies
            Common Risk Considerations
            Comparison of Shareholder Services and Procedures
            Performance
            Exhibit A

    7       Information on Voting
            Outstanding Shares
            Interest of Certain Persons in Transactions


    8       Not Applicable

    9       Not Applicable

PART B
------

             Statement of Additional
Item No.     Information Caption
--------     -----------------------
    10       Cover Page

    11       Table of Contents

    12       Cover Page
             Incorporation of Documents by Reference in Statement of Additional Information

    13       Not applicable

    14       Incorporation of Documents by Reference in
             Statement of Additional Information
             Pro-Forma Financial Information

PART C
------

Item Nos.
---------
 15-17       Information required to be included in Part C is
             set forth under the appropriate Item, so numbered,
             in Part C of this Registration Statement


THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

     A) From Post-Effective Amendment No. 9 of Wells Fargo Funds Trust, filed February 1, 2000 (SEC File No. 333-74295; 811-09253): The Prospectus and Statement of Additional Information, dated February 1, 2000, describing the Institutional Class of the Wells Fargo Equity Income Fund and the Small Cap Value Fund; from Post-Effective Amendment No. 6 of Wells Fargo Funds Trust, filed November 8, 1999 (SEC File No. 333-74295; 811-09253): The Prospectus and the Statement of Additional Information, dated November 8, 1999, describing the Institutional Class of the Wells Fargo Income Fund.

     B) From Post-Effective Amendment No. 6 of Great Plains Funds, filed December 27, 1999 (SEC File No. 33-31137; 811-08281): The Prospectus for the Great Plains Funds and Statement of Additional Information, dated December 28, 1999, describing the Great Plains Funds Equity Fund, Intermediate Bond Fund, Premier Fund and the Tax-Free Bond Fund.

     C) The audited financial statements and related independent auditors' reports for the Great Plains Funds, contained in the Annual Report for the fiscal period ended August 31, 1999, as filed with the SEC on October 29, 1999.

     D) The unaudited semi-annual report financial statements of the Great Plains Funds as of February 29, 2000, as filed with the SEC on May 10, 2000.

     E) Report of Independent Auditors and audited annual report financial statements of the Norwest Advantage Income Equity Fund (predecessor fund to WF Equity Income Fund) and the

         Performa Small Cap Value Fund (predecessor fund to WF Small Cap Value
         Fund) as of September 30, 1999, as filed with the SEC on December 6, 1999.

     F) Unaudited semi-annual report financial statements of the WF Equity Income Fund and WF Small Cap Value Fund as of March 31, 2000, as filed with the SEC on May 30, 2000.

     G) Report of Independent Auditors and audited annual report financial statements of the Norwest Advantage Income Fund (predecessor fund to WF Income Fund) as of May 31, 1999, as filed with the SEC on July 29, 1999.

     H) Unaudited semi-annual report financial statements of the WF Income Fund as of November 30, 1999, as filed with the SEC on January 31, 2000.

                               GREAT PLAINS FUNDS
                              5800 CORPORATE DRIVE
                           PITTSBURGH, PA 15237-7010

                                                                    July 7, 2000

Dear Valued Shareholder:

   We are seeking your approval of a proposed reorganization of mutual funds of the Great Plains Funds into corresponding mutual funds of Wells Fargo Funds Trust. The proposed reorganization arises out of Wells Fargo & Company's acquisition of First Commerce Bancshares, Inc., which is the parent company of the investment adviser to the Great Plains Funds. By reorganizing Great Plains Funds into Wells Fargo Funds, we expect to achieve managerial and other administrative efficiencies. We also expect to achieve increased investment leverage and market presence for the reorganizing Funds and provide more exchange options within a much larger fund family, which we believe will be advantageous for shareholders of the Great Plains Funds. We also are asking you to approve an interim investment advisory agreement for the Great Plains Funds covering the period until the reorganization occurs.

   Wells Fargo Bank, N.A. has agreed to pay all expenses of the reorganization, so Great Plains Funds shareholders will not bear these costs.

   The Board of Trustees of the Great Plains Funds has unanimously approved the reorganization and believes that it is in the best interests of our shareholders. They recommend that you vote your proxy to approve the reorganization.

   In the reorganization, each of the Great Plains Funds listed below will transfer all of its assets and liabilities to a corresponding Fund of Wells Fargo Funds Trust. We refer to those reorganizing fund groups as the GP Funds and the WF Funds, and all of them together as the Funds. Three of the GP Funds will be merged into existing WF Funds. We refer to those as the Merging Funds. The GP Tax-Free Bond Fund will be reorganized into a newly created WF Fund with substantially similar investment objectives and principal investment strategies. We refer to that reorganization as the "Shell Reorganization" because the WF Nebraska Tax-Free Fund is a newly organized mutual fund formed to receive the assets and assume the liabilities of the GP Tax-Free Bond Fund. The following table lists the GP Funds and the corresponding WF Funds that are part of the proposed reorganization.

      Great Plains Funds                             Wells Fargo Funds
 ----------------------------  ------------------------------------------------------------
         Equity Fund                      Equity Income Fund (Institutional Class)
    Intermediate Bond Fund                   Income Fund (Institutional Class)
         Premier Fund                   Small Cap Value Fund (Institutional Class)
      Tax-Free Bond Fund                Nebraska Tax-Free Fund (Institutional Class)

WHAT ARE THE POTENTIAL BENEFITS OF THE PROPOSED REORGANIZATION?

  . The broader product array of the Wells Fargo Funds, and the expanded range of investment options and shareholder services available to shareholders of the Wells Fargo Funds, consisting of more than 60 mutual funds.

  . The greater breadth, depth and varied expertise of the investment management personnel employed by the investment advisor and sub-advisors to the Wells Fargo Funds.

  . The fact that Wells Fargo will not have to divide its resources and attention between the GP Funds Family and the much larger WF Funds Family as it would if the GP Funds were not reorganized into the WF Funds.

  . The anticipated greater purchasing power, analyst coverage and market presence of the WF Funds into which the Merging Funds will be reorganized.

  . The expected improved operating efficiencies of the WF Funds into which the Merging Funds will be reorganized.

  . The undertaking by Wells Fargo Bank to pay all of the expenses of the reorganization.

WHY IS APPROVAL OF AN INTERIM ADVISORY AGREEMENT NECESSARY?

   Wells Fargo & Company's acquisition of First Commerce Bancshares, Inc. on June 16, 2000 resulted in a change of control of First Commerce Investors, Inc., the advisor to the GP Funds. We refer to First Commerce Investors, Inc. as FCI. Under the federal securities laws, that acquisition terminated the former advisory agreement existing between the GP Funds and FCI. On May 9, 2000, in anticipation of that event, the Great Plains Funds' Board of Trustees approved a substantially identical Interim Advisory Agreement between FCI and each of the GP Funds covering the time period from June 16, 2000 until the closing of the reorganization. By law, if shareholders of the GP Funds do not approve this interim agreement, FCI may not be able to collect all of its regular fees for providing advisory services to the GP Funds after June 16, 2000.

   Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. If you have any questions about the proxy or about the proposed fund reorganization, call your trust officer, investment professional, or Great Plains Funds' Customer Service at (800) 568-8257.

                                          Very truly yours,

                                          James Stuart III
                                           Vice President
                                         Great Plains Funds

                                  EQUITY FUND
                            INTERMEDIATE BOND FUND
                                 PREMIER FUND
                              TAX-FREE BOND FUND

                         Series of Great Plains Funds
                             5800 Corporate Drive
                           Pittsburgh, PA 15237-7010

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         SCHEDULED FOR AUGUST 23, 2000

   This is the formal notice and agenda for the Funds' special shareholder meeting. It tells shareholders what proposals will be voted on and the time and place of the meeting. As we noted in the letter to shareholders, we refer to the four Great Plains Funds listed above as the GP Funds and four Wells Fargo Funds listed in the attached proxy statement/prospectus as the WF Funds. We refer to all of them together as the Funds.

To the Shareholders of the GP Funds:

   A special meeting of shareholders of each of the GP Funds will be held on Wednesday, August 23, 2000, at 11:00 a.m. (Central Time) at 610 NBC Center, 1248 O Street, Lincoln, Nebraska, to consider the following:

  1. A proposal to approve an Agreement and Plan of Reorganization. Under that Agreement, each GP Fund will transfer all of its assets and liabilities to a corresponding WF Fund in exchange for shares of the WF Fund having equal value, which will be distributed proportionately to the shareholders of the GP Fund.

  2. A proposal to approve an interim investment advisory agreement between First Commerce Investors, Inc. and each of the Great Plains Funds covering the time period from June 16, 2000 until the closing of the reorganization.

  3. Any other business that properly comes before the meeting.

   Shareholders of record as of the close of business on June 23, 2000 are entitled to vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card).

                                          By Order of the Board of Trustees

                                          Gail Cagney
                                           Secretary

July 7, 2000

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

                      Combined Proxy Statement/Prospectus
                                 July 7, 2000

                              GREAT PLAINS FUNDS
                             5800 Corporate Drive
                           Pittsburgh, PA 15237-7010

                            WELLS FARGO FUNDS TRUST
                                 P.O. Box 7066
                         San Francisco, CA 94120-7066

WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?

   This document is a combined proxy statement and prospectus, and contains the information that shareholders of Great Plains Funds should know before voting on the two proposals before them, and should be retained for future reference. It is both the proxy statement of the four mutual funds of Great Plains Funds listed below, which we refer to as the GP Funds, and a prospectus for the WF Equity Income Fund, WF Income Fund and WF Small Cap Value Fund. It is not a prospectus for the WF Nebraska Tax-Free Fund, which we refer to as the Shell Fund because it is a newly organized mutual fund formed to receive the assets and liabilities of the GP Tax-Free Bond Fund. The Shell Fund will have substantially the same investment objectives and principal investment strategies as the corresponding GP Tax-Free Bond Fund. We refer to the GP Funds other than the Tax-Free Bond Fund as the Merging Funds. The four mutual funds of Wells Fargo Funds Trust listed below, which we refer to as the WF Funds, are advised by Wells Fargo Bank, N.A., which we refer to as Wells Fargo. This proxy statement and prospectus contains information shareholders should know before voting on the two proposals before them, including the proposed reorganization of the following GP Funds into the corresponding WF
Fund:

          GP Funds                                      WF Funds
----------------------------  ------------------------------------------------------------
        Equity Fund                     Equity Income Fund (Institutional Class)
   Intermediate Bond Fund                   Income Fund (Institutional Class)
        Premier Fund                   Small Cap Value Fund (Institutional Class)
     Tax-Free Bond Fund               Nebraska Tax-Free Fund (Institutional Class)

HOW WILL THE REORGANIZATION WORK?

   The reorganization of each GP Fund will involve three steps:

  . the transfer of the assets and liabilities of the GP Fund to its corresponding WF Fund in exchange for shares of the WF Fund having equivalent value to the net assets transferred;

  . the pro rata distribution of the shares of the WF Fund to the shareholders of record of the GP Fund as of the effective date of the reorganization in full redemption of all shares of the GP Fund; and

  .  the immediate liquidation and termination of the GP Fund.

   As a result of the reorganization, shareholders of each GP Fund will hold shares of the corresponding WF Fund having the same total value as the shares of the GP Fund that they held immediately before the reorganization. If a majority of the shares of one of the GP Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the GP Fund will continue its operations beyond the date of the reorganization and its Trustees will consider what further action is appropriate.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

   Yes, additional information about the Funds is available in the:

  . Prospectuses for the GP Funds and for the WF Equity Income, Income and Small Cap Value Funds;

  . Management's Discussion of Fund Performance, which is included in the Annual Reports to shareholders of the GP Funds and of the WF Equity Income, Income and Small Cap Value Funds; and

  . Statements of Additional Information, or SAIs, for the GP Funds and for the WF Equity Income, Income and Small Cap Value Funds.

   Those documents are on file with the Securities and Exchange Commission, which we refer to as the SEC. The WF Nebraska Tax-Free Fund currently is not an operating mutual fund nor does it have an effective prospectus. It does, however, have a preliminary prospectus and Statement of Additional Information on file with the SEC. Those documents are subject to completion and revision before becoming effective with the SEC.

   The effective prospectuses and Management's Discussion of Fund Performance are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus also is legally deemed to be part of this document. There also is an Agreement and Plan of Reorganization between the GP Funds and the WF Funds that describes the technical details of how the reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below.

   A prospectus for the appropriate WF Equity Income Fund, WF Income Fund or the WF Small Cap Value Fund accompanies this statement. The prospectus and annual report to shareholders of the Great Plains Funds, containing audited financial statements for the most current fiscal year, have been previously mailed to shareholders.

   Copies of all of those documents are available upon request without charge by writing to or calling:

   Wells Fargo Funds
   P.O. Box 7066
   San Francisco, CA 94120-7066
   1-800-552-9612

   You also may view or obtain these documents from the SEC:

   In Person:   At the SEC's Public Reference Room in Washington, D.C.


   By Phone:    1-800-SEC-0330


   By Mail:     Public Reference Section
                Securities and Exchange Commission
                450 5th Street, N.W.
                Washington, DC 20549-6009
                (duplicating fee required)

   By Internet: www.sec.gov
                (Wells Fargo Funds Trust; Great Plains Funds)

OTHER IMPORTANT THINGS TO NOTE:

  . An investment in the WF Funds is not a deposit in Wells Fargo or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

  .  You may lose money by investing in the Funds.

  . The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WHY IS AN INTERIM ADVISORY AGREEMENT NECESSARY?

   Wells Fargo & Company's acquisition of First Commerce Bancshares, Inc. on June 16, 2000 resulted in a change of control of First Commerce Investors, Inc., the advisor to the GP Funds. As we stated earlier, we refer to First Commerce Investors, Inc. as FCI. Under the federal securities laws, that acquisition terminated the former advisory contract between FCI and the GP Funds. On May 9, 2000, in anticipation of that event, the Great Plains Funds' Board of Trustees approved an Interim Advisory Agreement between FCI and each of the GP Funds covering the time period between June 16, 2000 and the closing date of the reorganization described in these materials. The Interim Advisory Agreement approved by the Great Plains Funds' Board is substantially identical to the agreement that existed between FCI and the GP Funds before June 16, 2000. By law, if the interim agreement is not approved by a majority of the outstanding shares of a GP Fund (as defined under the federal securities laws), FCI may not be able to collect all of its regular fees owed to it for providing advisory services to that GP Fund during this time period.

                               Table of Contents

                                                                            PAGE
                                                                            ----
Introduction...............................................................   5
Proposal 1: Approval of Reorganization of GP Funds.........................   5
 Reasons for the Reorganization............................................   5
 Summary...................................................................   6
  Comparison of Current Fees...............................................   6
  Comparison of Investment Objectives, Principal Investment Strategies
   and Policies............................................................   7
  Common Risk Considerations...............................................   9
  Comparison of Shareholder Services and Procedures........................  10
  Comparison of Investment Advisors and Investment Advisory Fees...........  11
  Comparison of Other Principal Service Providers..........................  12
  Comparison of Business Structures........................................  12
 Terms of the Reorganization...............................................  13
 Board Consideration of the Reorganization.................................  13
 Performance...............................................................  15
 Material Federal Income Tax Consequences and Federal Tax Opinions.........  15
 Fees and Expenses of the Reorganization...................................  17
Proposal 2: Approval of Interim Advisory Agreement between FCI and the GP
             Funds.........................................................  17
 Summary...................................................................  17
 Terms of the Interim Advisory Agreement and the Prior Advisory Agreement..  18
 Approval by the Board of Trustees of Great Plains Funds...................  18
Information on Voting......................................................  19
Existing and Pro Forma Capitalizations.....................................  20
Outstanding Shares.........................................................  20
Interest of Certain Persons in the Transactions............................  20
Exhibit A: Fee Tables...................................................... A-1
Exhibit B: Comparison of Investment Objectives, Principal Investment
            Strategies and Policies........................................ B-1
Exhibit C: Comparison of Principal Service Providers....................... C-1
Exhibit D: Additional Information about FCI................................ D-1

                                 INTRODUCTION

   On June 16, 2000, Wells Fargo & Company, the parent company of Wells Fargo, acquired First Commerce Bancshares, Inc., the parent company of FCI, the investment advisor to the GP Funds. We call that transaction the Acquisition. The Great Plains Funds Board of Trustees called this shareholder meeting to allow shareholders of the GP Fund to consider and vote on two proposals arising out of the Acquisition. The first proposal concerns the proposed reorganization of each of the four GP Funds of Great Plains Funds into its corresponding WF Fund. We refer to those reorganizations as the Reorganization. The second proposal concerns the approval of an Interim Advisory Agreement between each GP Fund and FCI, which is necessary because of the Acquisition.

              PROPOSAL 1: APPROVAL OF REORGANIZATION OF GP FUNDS

   On May 9, 2000, the Board of Trustees of Great Plains Funds unanimously voted to approve the Reorganization, subject to approval by each GP Fund's shareholders. Under the Reorganization, each GP Fund will transfer its assets to its corresponding WF Fund and the WF Fund will assume the liabilities of the GP Fund. Upon the transfer of assets, shares of that WF Fund will be distributed to shareholders of that GP Fund. Any shares you own of a GP Fund at the time of the Reorganization will be cancelled and you will receive shares of the Institutional Class of the corresponding WF Fund having a value equal to the value of your shares of the GP Fund. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur in September 2000.

Reasons for the Reorganization

   The Reorganization is part of the plan to consolidate all mutual fund operations after the Acquisition. Wells Fargo currently operates a fund family consisting of over 60 mutual funds. Consolidating the GP Funds into the larger Wells Fargo Fund family can benefit all GP Fund shareholders.

   The Board of Trustees of Great Plains Funds concluded that participation in the proposed Reorganization is in the best interests of each GP Fund and its shareholders. The Trustees also concluded that the economic interests of the shareholders of the GP Funds would not be diluted as a result of the proposed Reorganization. In reaching that conclusion, the Trustees considered, among other things:

  1. The broader product array of the more than 60 Wells Fargo mutual funds, and the expanded range of investment options and shareholder services available to investors in those funds.

  2. The greater breadth, depth and varied expertise of the investment management personnel employed by the investment advisor and sub-advisors to the Wells Fargo Funds.

  3. The fact that Wells Fargo will not have to divide its resources and attention between the GP Funds Family and the much larger WF Funds Family, as it would if the GP Funds were not reorganized into the WF Funds.

  4. The expected greater purchasing power, analyst coverage and market presence of the WF Funds into which the Merging Funds will be reorganized.

  5. The expected greater operating efficiencies of the WF Funds into which the Merging Funds will be reorganized.

   6. The performance track records of the WF Funds into which the Merging Funds will be reorganized.

   7. The expense ratios of the WF Funds as compared to their corresponding GP Funds.

   8. The tax-free nature of the Reorganization for federal income tax purposes.

   9. The compatibility of the investment objectives and principal investment strategies of the WF Funds with those of the GP Funds.

  10. The undertaking by Wells Fargo to bear the expenses of the Reorganization.

   For a more complete discussion of all of the factors considered by the
Board of Great Plains Funds in approving the Reorganization, see pages   .

                                    SUMMARY

   The following summary highlights differences between each GP Fund and its corresponding WF Fund that you will own after the Reorganization. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed WF Fund prospectus(es), if any.

Comparison of Current Fees

   After the Reorganization, each WF Fund will have a lower operating expense ratio before waivers and reimbursements than the expense ratio of the corresponding GP Fund before waivers and reimbursements. Each WF Fund also is projected to have the same or lower operating expense ratios, as compared to its corresponding GP Fund, after waivers and reimbursements. The chart below summarizes the gross and net operating expense ratios for the GP Funds and the Institutional Class of the corresponding WF Funds.

                            Total                                 Total
                          Operating                             Operating
                           Expenses                              Expenses
                         Before/After                          Before/After
                         Waivers and                           Waivers and
       GP Fund          Reimbursements        WF Fund         Reimbursements
----------------------  -------------- ---------------------- --------------
Equity Fund              1.50%/1.00%   Equity Income Fund      0.97%/0.85%
Intermediate Bond Fund   1.25%/0.75%   Income Fund             0.77%/0.75%
Premier Fund             2.12%/1.40%   Small Cap Value Fund    1.70%/1.25%
Tax-Free Bond Fund       1.34%/0.83%   Nebraska Tax-Free Fund  1.04%/0.83%

   The GP Funds have higher operating expense ratios before waivers and reimbursements, in part because they had adopted certain "dormant" fees, including fees that could be paid under a dormant distribution plan. The WF Funds do not charge distribution fees on their Institutional Shares and could not institute such fees without both Board and shareholder approval. Currently, the actual fees paid by the GP Funds are less than their permitted gross fees because of fee waivers by the GP Funds' service providers, but the waivers are voluntary, which means the fees after waivers and reimbursements could increase at any time. In contrast, Wells Fargo, as the investment advisor and administrator to the WF Income and WF Small Cap Value Funds, is obligated to provide waivers and reimbursements shown until at least November 5, 2000. Similarly, Wells Fargo, as the investment advisor and administrator to the WF Equity Income Fund, is obligated to provide waivers or reimbursements shown for that fund until at least November 5, 2001. After the expiration of the applicable mandatory waiver period, any waiver or reimbursement may not be reduced without the approval of the Wells Fargo Funds' Board of Trustees. In addition, Wells Fargo, as the investment advisor and administrator to the WF Nebraska Tax-Free Fund, has committed to the after-waiver expense ratio shown above for at least one year from the date of the closing of the Reorganization. Like the other WF Funds, after that time, the Board of Trustees of the Wells Fargo Funds would have to approve any reduction in the waiver or reimbursement. See Exhibit A for a breakdown of the specific fees charged to each WF Fund and GP Fund, and more information about expenses.

Comparison of Investment Objectives, Principal Investment Strategies and
Policies

   Each GP Fund and its corresponding WF Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the disposal of securities that are incompatible with the investment objective(s) of the WF Fund.

   The GP Funds' investment objectives are classified as fundamental, which means that the Board cannot change them without shareholder approval. The WF Funds' investment objectives and principal investment strategies are not classified as fundamental, which means that the Board can change them without shareholder approval. The WF Funds believe that this approach allows the Board to better respond to changing market conditions and that it can save the WF Funds and their shareholders money by eliminating the need to solicit proxies to obtain shareholder approval. Some of the Wells Fargo Funds, including the WF Equity Income and WF Small Cap Value Funds, are gateway funds, which means that they invest substantially all of their assets in another mutual fund that is a portfolio of Wells Fargo Core Trust with the same investment objective and substantially similar investment policies. The portfolios of Wells Fargo Core Trust are not publicly offered or sold to investors and generally are available only to other mutual funds.

   The WF Funds also have fewer and different "fundamental" investment policies, which can only be changed with shareholder approval and can restrict the a fund's ability to respond to new developments and changing trends. Investment policies may limit a portfolio manager from investing in a security that is consistent with the investment objectives and principal investment strategies of a Fund and otherwise an appropriate investment. The WF Funds' fundamental investment policies were developed with a view to avoiding restrictions that unnecessarily hamper a portfolio manager's discretion, and to conforming the investment polices of each of the WF Funds to the flexibility currently allowed by federal and state law. Also, the list of "fundamental" policies is consistent across all Wells Fargo Funds (with limited exceptions), which greatly facilitates compliance and monitoring activities.

   The following charts compare the investment objective(s) and principal investment strategies of each GP Fund and the corresponding WF Fund. A more detailed comparison of the Funds' investment objectives, strategies and other investment policies can be found at Exhibit B. You can find additional information about a specific Fund's objective(s), principal investment strategies and investment policies in its prospectus and SAI.

-------------------------------------------------------------------------------

  FUND NAMES              OBJECTIVE                    PRINCIPAL STRATEGY
---------------------------------------------------------------------------------------
  GP EQUITY FUND          Seeks long term total return The Fund invests primarily in a
                          (consisting of current       portfolio of common and
                          income and capital           preferred stocks of domestic and
                          appreciation) over the long- foreign issuers as well as
                          term.                        domestic and foreign securities
                                                       convertible into common and
                                                       preferred stock.
---------------------------------------------------------------------------------------
  WF EQUITY INCOME FUND   Seeks long-term capital      The Fund is a gateway fund that
                          appreciation and above-      invests substantially all of its
                          average dividend income      assets in a core portfolio with
                                                       substantially similar investment
                                                       objectives and polices. The
                                                       Portfolio invests primarily in
                                                       the common stocks of large, high
                                                       quality domestic companies with
                                                       above-average return potential
                                                       and above-average dividend
                                                       income.
---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

  FUND NAMES              OBJECTIVE                    PRINCIPAL STRATEGY
---------------------------------------------------------------------------------------
  GP INTERMEDIATE BOND    Seeks total return           The Fund invests primarily in a
  FUND                    (consisting of current       diversified portfolio of
                          income and capital           investment grade intermediate-
                          appreciation) over the long  term bonds and notes with an
                          term.                        average dollar-weighted maturity
                                                       of three to ten years.
---------------------------------------------------------------------------------------
  WF INCOME FUND          Seeks current income and     The Fund invests in a broad
                          total return.                spectrum of U.S. issues,
                                                       including U.S. Government
                                                       obligations, mortgage- and other
                                                       asset-backed securities, and the
                                                       debt securities of financial
                                                       institutions, corporations and
                                                       others. The Fund targets average
                                                       portfolio duration in a range
                                                       based around the average
                                                       portfolio duration of the mutual
                                                       funds included in the Lipper
                                                       Corporate A-Rated Debt Average.
---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

  FUND NAMES              OBJECTIVE                    PRINCIPAL STRATEGY
-----------------------------------------------------------------------------------------
  GP TAX-FREE BOND FUND   Seeks current income that is The Fund invests principally in a exempt from federal regular  non-diversified portfolio of
                          income tax. The Fund also    municipal debt obligations, the
                          seeks current income that is income of which is exempt from
                          exempt from the regular      federal income tax. The Fund has
                          income taxes imposed by the  invested principally in Nebraska
                          State of Nebraska.           municipal securities.
-----------------------------------------------------------------------------------------
  WF NEBRASKA             Seeks current income exempt  The Fund invests principally in
  TAX-FREE FUND           from federal income tax and  investment grade Nebraska
                          Nebraska personal income     municipal securities.
                          tax.
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
  FUND NAMES              OBJECTIVE                    PRINCIPAL STRATEGY
-----------------------------------------------------------------------------------------
  GP PREMIER FUND         Seeks total return           The Fund invests primarily in a
                          (consisting of current       non-diversified portfolio of
                          income and capital           common and preferred stock of
                          appreciation) over the long- domestic and foreign issuers whose
                          term.                        market capitalization at the time
                                                       of investment are under $2
                                                       billion.
-----------------------------------------------------------------------------------------
  WF SMALL CAP VALUE      Seeks long term capital      The Fund is a gateway fund that
  FUND                    appreciation.                invests substantially all of its
                                                       assets in a core portfolio with
                                                       substantially similar investment
                                                       objectives and strategies. The
                                                       Portfolio normally invests all of
                                                       its assets in securities of
                                                       companies with market
                                                       capitalizations that reflect the
                                                       market capitalization of companies
                                                       included in the Russell 2000
                                                       Index.
-----------------------------------------------------------------------------------------

Common Risk Considerations

   Because of the similarities in investment objectives and policies, the GP Funds and the WF Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole. You will find additional descriptions of specific risks for a particular Fund in the prospectus for the particular GP Fund or WF Fund.

   Equity Securities. All of the Funds that invest in equity securities are
   -----------------
subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Currently, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through ADR's and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

   Debt Securities. All of the Funds that invest in debt securities, such as
   ---------------
notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

Comparison of Shareholder Services and Procedures

   The GP Fund and WF Funds have similar shareholder services and procedures. The WF Funds, however, have a larger variety of share classes available to investors. The GP Funds offer one retail class with a front end load or sales charge. This front end load is waived for certain investors, including trust clients of affiliates of First Commerce Bancshares, Inc. All GP Fund shareholders will receive Institutional Shares of the corresponding WF Fund. The WF Funds do not charge a sales load on Institutional Shares. All former GP shareholders will be permitted to make additional investments in Institutional Shares of any Fund in the Wells Fargo Fund family that offers institutional shares whether or not they would otherwise be eligible. Therefore, a retail shareholder who currently pays a sales charge will not need to pay a sales charge after the merger. The Reorganization will not trigger any sales charges for shareholders.

   The GP Funds have adopted a distribution plan and shareholder servicing plan, but currently the distributor voluntarily waives fees payable under those plans. The WF Funds do not charge a distribution fee on Institutional Classes. The Institutional Shares of most of the funds of the Wells Fargo Fund family are not charged shareholder servicing fees. Some of the Wells Fargo Funds, including the WF Small Cap Value Fund, charge a 0.10% shareholder servicing fee on Institutional Shares.

   The GP Funds and WF Funds have substantially similar policies with respect to redemption procedures and the pricing of fund shares. The GP Funds permit shareholders to exchange shares of one GP Fund for another without imposing a sales charge on the exchange. The WF Funds generally permit exchanges between like share classes of all Wells Fargo Funds. Thus, former GP shareholders would be permitted to exchange Institutional Shares of one WF Fund for Institutional Shares of another Wells Fargo Fund without incurring a sales charge. For both the GP Funds and the WF Funds, an exchange of fund shares is a taxable transaction for federal income tax purposes. Both the GP Funds and the WF Funds permit systematic withdrawals from their respective funds. If you have a systematic withdrawal plan in effect for your GP Fund holdings, it will automatically be carried over to the WF Funds.

   Both the GP Funds and the WF Funds distribute capital gains, if any, to shareholders at least annually. The GP Funds and WF Funds that invest primarily in equity securities declare and pay distributions of net investment income on a different frequency. The chart below summarizes when a distributions are declared and paid for each of the GP Funds and the WF Funds.

Name of Fund                 Frequency Declared            Frequency Paid
---------------------------- ------------------            --------------
GP Equity Fund               monthly                       monthly
WF Equity Income Fund        quarterly                     quarterly
GP Intermediate Bond Fund    daily                         monthly
WF Income Fund               daily                         monthly
GP Premier Fund              monthly                       monthly
WF Small Cap Value Fund      annually                      annually
GP Tax-Free Bond Fund        daily                         monthly
WF Nebraska Tax-Free Fund    daily                         monthly

   Both the GP Funds and the WF Funds offer a choice between automatically reinvesting dividends in additional shares or receiving the distribution by check.

   The GP Funds' prospectus and the WF Funds prospectuses and SAIs contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisors and Investment Advisory Fees

   Wells Fargo serves directly as investment advisor for the WF Income Fund and the WF Nebraska Tax-Free Fund. Because the WF Equity Income Fund and the WF Small Cap Value Fund are gateway funds that invest substantially all of their assets in a core portfolio of Wells Fargo Core Trust, Wells Fargo does not provide investment advisory services to these two Funds directly. Wells Fargo, however, serves as the investment advisor to the core portfolios in which these two WF Funds invest. Thus, Wells Fargo serves as investment advisor to each of the WF Funds either directly or indirectly. Wells Fargo provides portfolio management and fundamental security analysis for the Funds. Wells Fargo is located at 525 Market St., San Francisco, CA 94105. Wells Fargo, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 2000, Wells Fargo and its affiliates provided advisory services for over $129 billion in assets. FCI, a wholly-owned subsidiary of First Commerce Bancshares, Inc., is currently the investment advisor to each of the GP Funds.

   The following chart highlights the annual rate of investment advisory fees paid by each GP Fund and WF Fund as a percentage of average net assets.

Fund                         Advisory Fee (Contractual)
---------------------------  --------------------------
GP Equity Fund                         0.75%
 WF Equity Income Fund                 0.75%
GP Intermediate Bond Fund              0.50%
 WF Income Fund                        0.50%
GP Premier Fund                        1.00%
 WF Small Cap Value Fund               0.90%
GP Tax-Free Bond Fund                  0.50%
 WF Nebraska Tax-Free Fund             0.50%

   Wells Capital Management Incorporated, or WCM, a wholly owned subsidiary of Wells Fargo, is the sub-advisor for each of the WF Funds, except the WF Small Cap Value Fund. Because the WF Equity Income Fund is a gateway fund, WCM provides its sub-advisory services to that Fund indirectly by providing sub-advisory services to the core portfolio in which the WF Equity Income Fund invests. In that capacity, it is responsible for the day-to-day investment management activities of each of the WF Funds except the WF Small Cap Value Fund. As of March 31, 2000, WCM provided advisory services for over $71 billion in assets.

   Because the WF Small Cap Value Fund is a gateway fund that invests substantially all of its assets in the Small Cap Value Portfolio of Wells Fargo Core Trust, it does not have an active sub-advisory arrangement. Smith Asset Management, L.P. serves as the sub-advisor to the core portfolio in which the Fund invests, and thus serves indirectly as the sub-advisor to the WF Small Cap Value Fund. Wells Fargo owns 20% of Smith Asset Management, L.P. As of March 31, 2000, Smith Asset Management, L.P. provided advisory services for over $1 billion in assets.

Comparison of Other Principal Service Providers

   For a comparison of other principal Service Providers for the GP and WF Funds, see Exhibit C.

Comparison of Business Structures

   Federal securities laws largely govern the way that mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each fund's governing documents can create additional operating rules and restrictions that funds must follow. The GP Funds are organized as series of a Massachusetts business trust, whereas the WF Funds are series of a Delaware business trust. This change will not significantly affect the operation of your Fund or change the responsibilities, powers or the fiduciary duty of the Board of Trustees, except as described below, that the Wells Fargo Funds' Board may take certain additional types of actions without the need for shareholder approval.

   Under Delaware and Massachusetts law, shareholders have the right to vote on matters as specified in the Trust Instrument or Declaration of Trust. The Wells Fargo Funds' Declaration of Trust requires shareholder approval of any matter only if required under the federal securities laws or if the Board decides to submit the matter to shareholders. Accordingly, WF Fund shareholders have more limited voting rights than the shareholders of the GP Funds. For example, the Great Plains Funds' Trust Instrument permits shareholders to vote on amendments to the Trust Instrument that would adversely affect the shareholders' rights. The Wells Fargo Funds' Declaration of Trust permits the Board of Trustees to amend it without shareholder approval unless the federal securities laws expressly require it. Similarly, the Great Plains Funds' Trust Instrument gives shareholders the express right to vote on certain reorganizations. WF Fund shareholders have the right to vote for reorganizations only if required under the federal securities laws.

Terms of the Reorganization

   At the effective time of the Reorganization, each WF Fund will acquire all of the assets, and assume all of the liabilities, of the corresponding GP Fund shown in the table below in exchange for Institutional Class Shares of the WF Fund.

      Great Plains Funds                             Wells Fargo Funds
 ----------------------------  ------------------------------------------------------------
         Equity Fund                                Equity Income Fund
    Intermediate Bond Fund                              Income Fund
         Premier Fund                              Small Cap Value Fund
      Tax-Free Bond Fund                          Nebraska Tax-Free Fund

   Each WF Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective GP Fund by the net asset value of one share of the WF Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of the GP Funds' assets and the net asset value of a share of the WF Funds.

   Each GP Fund will distribute the WF Fund shares received in the Reorganization to its shareholders in liquidation of the GP Fund.
Specifically, shareholders of record of the GP Fund will be credited with shares of the corresponding WF Fund having a value equal to the GP Fund shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the GP Fund will redeem and cancel its outstanding shares and will wind up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

   Completion of the Reorganization is subject to certain conditions set forth in the Reorganization plan. The parties may terminate the Reorganization plan by mutual consent and each party has the right to terminate the Reorganization plan under certain circumstances. In addition, either party may at any time terminate the Reorganization plan unilaterally upon a determination by its Board that proceeding with the Reorganization is not in the best interest of its shareholders. Last, the closing of the Reorganization is conditioned upon the GP Funds and WF Funds receiving a tax opinion to the effect that the Reorganization will not be a taxable transaction for federal income tax purposes for the GP Funds, the WF Funds or the GP Funds' shareholders.

Board Consideration of the Reorganization

   At a meeting on May 9, 2000, the Trustees of Great Plains Funds unanimously approved the Reorganization plan and determined that the reorganization of the GP Funds into the WF Funds would be in the best interests of each Fund and its shareholders. The Trustees further determined that the interests of existing shareholders of each Fund would not be diluted upon the Reorganization. Consequently, the Trustees recommend approval of the Reorganization for the following reasons:

  .  GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS

   Investors in the Wells Fargo Fund family will enjoy a wide array of investment options and strategies. At the closing of the Reorganization, the Wells Fargo Fund family will consist of more than 60 mutual funds, including 20 different equity funds, 12 Asset Allocation Funds, 11 Tax-Free Funds (including the new Nebraska Tax-Free Fund), 8 Income Funds and 14 Money Market Funds. Currently, Great Plains Funds has 5 funds, of which 3 are equity funds, 1 is a tax-free fund and 1 is an income fund. (There are only 4 reorganizing GP Funds, because the GP International Equity Fund, which is substantially owned by the GP Equity Fund, will be collapsed into the GP Equity Fund before the Reorganization).

   This broader range of investment options will permit an investor in the Wells Fargo Funds family to diversify his or her investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges between Wells Fargo Funds. The Wells Fargo Funds family also employs seven different sub-advisors to provide specialized expertise with respect to certain investment styles and market segments, including international, index, small cap and large cap styles, and a new sub-advisor to provide expertise with respect to domestic and foreign technology companies. Thus, if the Reorganization is approved, you will have increased investment options and greater flexibility to change investments.

  .  TAX-FREE CONVERSION OF GP FUND SHARES

   If you were to redeem your investment in the GP Funds to invest in the WF Funds or another investment product, you would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is expected that the proposed Reorganization of the GP Funds will result in your investment being transferred to the successor WF Fund without recognition of gain or loss for federal income tax purposes. After the Reorganization, you will have the same basis and holding period for your WF Funds shares as you had for your GP Fund shares for federal income tax purposes. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at NAV at any time. At that time, you generally would recognize a gain or loss for federal income tax purposes.

  .  MARKET PRESENCE

   The Reorganization is expected to result in greater investment leverage and market presence for the former shareholders of the GP Funds. As of March 31, 2000, the WF Fund family had approximately $61 billion in assets, and was the 27th largest mutual fund family in the United States. Fund investment opportunities for a mutual fund or a fund family increase as fund or fund family assets increase by giving fund portfolio managers broader investment opportunities and lower trading costs.

  .  IMPROVED OPERATING EFFICIENCIES

   The WF Funds are expected to operate more efficiently than the GP Funds by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs as a percentage of fund assets, such as legal, compliance and the board of trustee expenses.

  .  COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

   Each WF Fund has an objective(s) and investment strategies that are compatible with those of its corresponding GP Fund.

  .  EXPENSES OF THE REORGANIZATION

   Well Fargo has agreed to pay all of the expenses of the Reorganization so that shareholders of the GP Funds and WF Funds will not bear these costs.

Performance

   The following table shows the average annual total returns of the merging GP Funds and WF Funds for 1, 5 and 10 years (or, less, since inception). For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the WF Funds' Prospectuses accompanying this statement or your GP Fund prospectus. Of course, past performance does not predict future results.

Average Annual Total Returns as of                    10 Years or
December 31, 1999                   1 Year  5 Years Since Inception
----------------------------------  ------- ------- ---------------
GP Equity Fund*                     (1.09%) 18.73%      12.25%
WF Equity Income Fund (11/11/94)     8.28%  22.15%      15.47%**
GP Intermediate Bond Fund*          (1.89%)  7.11%       6.89%
WF Income Fund (8/2/93)             (3.91%)  6.67%       6.94%**
GP Premier Fund*                     3.34%  15.47%      11.07%
WF Small Cap Value Fund (10/15/97)  10.59%   N/A        (1.73%)**

--------
 * The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower. The quoted performance data includes the performance of a common trust fund advised by FCI for the period before the date that the Fund commenced operations (9/26/97), as adjusted to reflect the fees and expenses of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.
** The performance history is from inception date, which is next to the fund's name, because the fund is not old enough to have a 5 year and/or 10 year history.

Material Federal Income Tax Consequences and Federal Tax Opinions

   The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to GP Fund shareholders. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this proxy statement/prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A GP Fund shareholder's tax treatment may vary depending upon its particular situation. A GP Fund shareholder also may be subject to special rules not discussed below if it is a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of GP Fund shares as part of a hedge, straddle or conversion transaction; or a person that does not hold GP Fund shares as a capital asset at the time of the Reorganization.

   Neither the GP Funds nor the WF Funds has requested or will request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Reorganization or any related transaction. The IRS may adopt positions contrary to that discussed below and such positions could be sustained. A GP Fund shareholder is urged to consult with its own tax advisors and financial planners as to the particular tax consequences of the merger to the GP Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

   The obligation of the GP Funds and the WF Funds to consummate each reorganization is conditioned upon the receipt of an opinion of Bell, Boyd & Lloyd LLC reasonably acceptable to the GP Funds and the WF Funds substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, each reorganization will be treated for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code and that a GP Fund and corresponding WF Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Internal Revenue Code. Provided that each reorganization so qualifies and a GP Fund and the corresponding WF Fund are so treated:

  . Neither a GP Fund nor the corresponding WF Fund will recognize any gain or loss as a result of the Reorganization.

  . A GP Fund shareholder will not recognize any gain or loss as a result of the receipt of WF Fund shares in exchange for such shareholder's WF Fund shares pursuant to the Reorganization.

  . A GP Fund shareholder's aggregate tax basis in WF Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in GP Fund shares held immediately before the Reorganization.

  . A GP Fund shareholder's holding period for the WF Fund shares received pursuant to the Reorganization will include the period during which the GP Fund shares have been held.

   The tax opinion of Bell, Boyd & Lloyd LLC described above is based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by Great Plains Funds, on behalf of the GP Funds, and Wells Fargo Funds, on behalf of the WF Funds, including representations in certificates to be delivered to Bell, Boyd & Lloyd LLC by the management of each of Great Plains Funds and Wells Fargo Funds, which if incorrect in any material respect would jeopardize the conclusions reached by Bell, Boyd & Lloyd LLC in the opinion. In addition, in the event that Great Plains Funds and Wells Fargo Funds are unable to obtain a tax opinion with respect to a particular reorganization, they are permitted under the Agreement and Plan of Reorganization to waive the receipt of such tax opinion as a condition to their obligation to consummate the reorganization. As of the date of this proxy statement/prospectus, neither Great Plains Funds nor Wells Fargo Funds intend to waive the receipt of the tax opinion as a condition to its obligation to consummate the Reorganization. In the event of a failure to obtain a tax opinion for a particular reorganization and a determination by Great Plains Funds and Wells Fargo Funds to waive such condition to the consummation of the reorganization, Great Plains Funds will resolicit the votes of the GP Fund shareholders of the affected GP Fund to approve the reorganization without such an opinion.

   Regardless of whether the acquisition of the assets and liabilities of a GP Fund by a corresponding WF Fund qualifies as a tax-free reorganization as described above, the sale of securities by a GP Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable distribution to the GP Fund's shareholders.

   Since its formation, each of the GP Funds and the WF Funds believes it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the GP Funds and the WF Funds believes it has been, and expects to continue to be, relieved of federal income tax liability to the extent it makes distributions of its taxable income and gains to its shareholders.

Fees and Expenses of the Reorganization

   All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Wells Fargo.

              PROPOSAL 2: APPROVAL OF INTERIM ADVISORY AGREEMENT

Summary

   At the meeting, Shareholders also will be asked to consider and vote on an Interim Advisory Agreement between FCI and each GP Fund covering the period from June 16, 2000 to the closing date of the Reorganization. If the shareholders of any GP Fund do not approve the Reorganization, the Interim Advisory Agreement will not terminate with respect to that Fund.

   On June 16, 2000, First Commerce Bancshares, Inc., the parent company of FCI was acquired by Wells Fargo & Company in the Acquisition. Under the federal securities laws, the Acquisition terminated the existing investment advisory agreement between FCI and each GP Fund. Generally an advisory agreement must be approved by a majority of the outstanding shares of a fund (as defined under the federal securities laws). However, there is a SEC rule that permits a fund board to approve an interim advisory agreement in anticipation of a transaction that will terminate an existing advisory agreement, provided that certain conditions are met. One of the conditions is that all fees must be paid into an escrow account unless shareholders approve the interim agreement within 150 days of the termination of the previous agreement.

   In anticipation of the termination of the advisory agreement between each GP Fund and FCI, the Board of Trustees approved an Interim Advisory Agreement between FCI and each GP Fund. The terms of the Interim Advisory Agreement with each GP Fund are substantially identical to the terms of the advisory agreement between FCI and the GP Funds that was in effect immediately before the Acquisition that was dated September 1, 1997 and approved by each GP Fund's initial shareholder on August 20, 1997. We refer to the advisory agreement in effect between FCI and each GP Fund as the Prior Advisory Agreement. The Board of Trustees of Great Plains Funds most recently reapproved the Prior Advisory Agreement at a meeting on August 6, 1999. The only differences between the Interim Advisory Agreement and the Prior Advisory Agreement are those differences mandated by the SEC rule permitting interim advisory arrangements and the dates in the agreements. For example, the main differences between the agreements relates to the term of the agreements and a provision in the Interim Advisory Agreement permitting the Board of Trustees or shareholders of a GP Fund to terminate the interim agreement on ten days' notice. Thus, unless otherwise specified, a description of the Prior Advisory Agreement also describes the Interim Advisory Agreement.

   At the time of the Reorganization, each WF Fund will have an existing advisory agreement with Wells Fargo that has been approved by its shareholders. Thus, each GP Fund needs an Interim Advisory Agreement only from June 16, 2000 through the closing date of the Reorganization. Accordingly, shareholders of each GP Fund are being asked to approve an Interim Advisory Agreement between the GP Fund and FCI, the current advisor to each GP Fund.

Terms of the Interim Advisory Agreement and the Prior Advisory Agreement

   The Prior Advisory Agreement provided that in exchange for providing advisory services, FCI was entitled to receive fees based on the average daily assets of the respective GP Fund. FCI voluntarily waived a portion of its advisory fee for the GP Equity Fund and the GP Premier Fund. The chart below details the amount of the advisory fee under the Prior Advisory Agreement.

                               Net Assets under
                               Management as of
   Name of Fund                  May 23, 2000   Advisory Fee
   -------------------------   ---------------- ------------
   GP Equity Fund                $162,928,220      0.75%
   GP Intermediate Bond Fund     $115,170,441      0.50%
   GP Premier Fund               $ 23,041,457      1.00%
   GP Tax-Free Fund              $ 63,608,959      0.50%

   As stated before, under the Interim Advisory Agreement, the advisory fees are the same as those under the Prior Advisory Agreement and listed in the chart above.

   National Bank of Commerce is affiliated with FCI because they were both under the common control of First Commerce Bancshares, Inc. We refer to National Bank of Commerce as NBC. NBC also served as the custodian to each of the GP Funds. The GP Funds made payments to NBC for providing custody services for the last fiscal year in the amounts specified in the chart below.

   Name of Fund                Aggregate Amount Paid
   -------------------------   ---------------------
   GP Equity Fund                     $31,498
   GP Intermediate Bond Fund          $23,700
   GP Premier Fund                    $19,564
   GP Tax-Free Bond Fund              $18,805

   Other than the payments referenced above, the GP Funds did not make any other payments to FCI or any other entity affiliated with FCI.

   One officer of the GP Funds is the Chairman of the Board of Directors and the principal executive officer of FCI. Two other officers of the GP Funds also serve as officers of FCI. Their names and addresses are included in Exhibit D. Other than these individuals, no other Officer or Trustee of the GP Funds has any material interest in FCI or any affiliated entity, or in any material transaction in which FCI or one of its affiliates is a party.

   For more information on FCI, including its officers and directors and significant shareholders, see Exhibit D.

Approval by the Board of Trustees of Great Plains Funds

   As described above, the Prior Advisory Agreement between FCI and the GP Funds terminated on June 16, 2000. In anticipation of that termination, and to ensure continuity of the advisory services provided to the GP Funds, on May 9, 2000 the Great Plains Funds Board of Trustees approved the Interim Advisory Agreement between FCI and each GP Fund.

   In considering whether to approve the Interim Advisory Agreement and whether to submit the agreement to shareholders for approval, the GP Board of Trustees considered the following factors: (1) CFI's representations that it would provide investment advisory and other services to the GP Funds of a scope and quality at least equal to the scope and quality of services provided under the Prior Advisory Agreement; (2) the substantially identical terms and conditions contained in the Interim Advisory Agreement as compared to the Prior Advisory Agreement; and (3) the assurances provided to the Board of Trustees of the Great Plains Funds that the GP Funds would receive during the interim period the same investment advisory services, provided in the same manner, as they received under the Prior Advisory Agreement.

Information on Voting

   This proxy statement/prospectus is provided to you to solicit your vote for use at the meeting of shareholders. The meeting will be held at the 610 NBC Center, 1248 O Street, Lincoln, Nebraska on August 23, 2000 at 11:00 a.m. (Central Time). You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit to the appropriate GP Fund a later dated proxy or a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each of the two proposals.

   Only shareholders of record on June 23, 2000 are entitled to notice of and to vote at the Meeting. Each share held as of the close of business on June 23, 2000 is entitled to one vote. For each GP Fund, the presence in person or by proxy of one-third of the shares of the Fund entitled to vote is required to constitute a quorum at the meeting for the transaction of all business except a vote on the Interim Advisory Agreement, which requires the presence of one-half of the shares entitled to vote. Approval of the Reorganization by any GP Fund requires the affirmative vote of a majority of the shares voting on the proposal. Approval of the Interim Advisory Agreement by any Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that at least 50% of the outstanding shares are present at the meeting or represented by proxy, or (ii) more than 50% of the shares of the Fund entitled to vote.

   The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

  . votes cast "for" approval of a proposal to determine whether sufficient affirmative votes have been cast;

  . abstentions and broker non-votes of shares (in addition to votes cast "for") to determine whether a quorum is present at the Meeting, but not abstentions or broker non-votes to determine whether a proposal has been approved.

   Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

   The Great Plains Funds Trustees know of no matters other than those described in this proxy statement/prospectus that will be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

   In addition to the solicitation of proxies by mail or expedited delivery service, the Board of Trustees of Great Plains Funds, and employees and agents of Wells Fargo & Company and First Commerce Bancshares, Inc. and their affiliates may solicit proxies by telephone. Wells Fargo will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals.

Existing and Pro Forma Capitalization

   The following table sets forth as of the date specified in the chart below,
(i) the capitalization of the GP Funds and (ii) the pro forma capitalization of the remaining WF Funds as adjusted giving effect to the proposed acquisition of assets at net asset value. The GP Tax-Free Bond Fund is not included in the chart below because it is involved in a Shell Reorganization.

                                   Total Net      Shares    Net Asset Value
GP Funds into WF Funds               Assets     Outstanding    Per Share
------------------------------   -------------- ----------- ---------------
GP Intermediate Bond Fund        $  127,073,883 13,019,865      $ 9.76
Pro Forma WF Income Fund
(Institutional Shares)           $  557,721,802 61,170,139      $ 9.12
(as of 11/30/99)
GP Premier Fund                  $   24,355,058  2,445,287      $ 9.96
Pro Forma Small Cap Value Fund
(Institutional Shares)           $   42,310,843  4,195,509      $10.08
(as of 3/31/00)
GP Equity Fund                   $  171,394,109 16,032,291      $10.69
Pro Forma WF Equity Income Fund
(Institutional Shares)           $1,540,101,109 35,859,678      $42.95
(as of 3/31/00)

Outstanding Shares

   As of the Record Date, the GP Funds and its corresponding WF Fund had the following numbers of shares outstanding:

                              Number of Shares
GP Funds                        Outstanding                        WF Fund
----------------------        ----------------             ------------------------
Equity Fund                                                   Equity Income Fund
Intermediate Bond Fund                                           Income Fund
Premier Fund                                                 Small Cap Value Fund
Tax-Free Bond Fund                                          Nebraska Tax-Free Fund

Interest of Certain Persons in the Transactions

   To the knowledge of the GP Funds and WF Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any GP Fund or WF Fund:

   [TABLE TO BE INSERTED]

   To the knowledge of the GP Funds and the WF Funds, the following are the only persons who owned of record or beneficially, 25% percent or more of the outstanding shares of any of the GP Funds or the WF Funds:

   [TABLE TO BE INSERTED]

   In addition, as of [June , 2000], NBC, an affiliate of FCI, controlled or held with sole or shared power to vote more than 25% of the outstanding shares of each of the GP Funds, respectively, in a trust, agency, custodial or other fiduciary or representative capacity. As a result, NBC may be deemed to control each of the Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. Therefore, National City Bank of Minnesota, an independent fiduciary engaged by NBC will vote the shares of the GP Funds that are entitled to be voted by NBC.

                             EXHIBIT A--FEE TABLES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

                                                          WF Equity Income Fund
                                           GP Equity Fund (Institutional Class)
                                           -------------- ---------------------
Shareholder Fees (fees paid directly from
 your investment):
  Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price)....      5.00%             None
  Maximum Deferred Sales Charge (Load) (as
   a percentage of the lower of the NAV on
   the date of original purchase or the
   NAV on the date of the redemption).....      None              None
Annual Fund Operating Expenses (expenses
 that are deducted from fund assets, as a
 percentage of average net assets)
  Management fee..........................      0.75%             0.75%
  Distribution (Rule 12b-1) fee...........      0.25%             0.00%
  Other expenses..........................      0.25%             0.22%/2/
  Shareholder Services Fee................      0.25%              N/A
  Total Annual Fund Operating Expenses
   (Gross)................................      1.50%/1/          0.97%
  Waivers.................................                        0.12%/3/
  Net Annual Fund Operating Expenses......                        0.85%

--------
/1/ The GP Equity Fund used to invest a portion of its assets in the GP
    International Equity Fund. Management intends to dissolve the GP International Equity Fund by transferring its assets and liabilities to existing shareholders, including the GP Equity Fund. It is anticipated that this transaction will be completed in July 2000. The fees in this table are restated to reflect the fees that the GP Equity Fund will be contractually obligated to pay after the GP International Equity Fund is dissolved. The distributor and shareholder services provider of the GP Equity Fund will voluntarily waive certain fees and expenses. After voluntary waivers, the net operating expense ratio for the GP Equity Fund will be 1.00%.
/2/ This fee combines expenses charged at the fund and core portfolio levels.
    The core level expenses are based on the fund's current allocation among the different core portfolios.
/3/ Contractual fee waivers apply until at least November 5, 2001. After this time, these waivers may be reduced or eliminated only with the approval of the Board of Trustees.

Example of Expenses:

   You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                              WF Equity Income
                                             GP Equity Fund Fund (Institutional)
                                             -------------- -------------------
   One Year.................................     $  645           $   87
   Three Year...............................     $  950           $  297
   Five Year................................     $1,278           $  525
   Ten Year.................................     $2,201           $1,179

                                           GP Intermediate    WF Income Fund
                                              Bond Fund    (Institutional Class)
                                           --------------- ---------------------
Shareholder Fees (fees paid directly from
 your investment):
  Maximum Sales Charge (Load) on
   Purchases (as a percentage of offering
   price)................................       3.00%              None
  Maximum Deferred Sales Charge (Load)
   (as a percentage of the lower of the
   NAV on the date of original purchase
   or the NAV on the date of the
   redemption)...........................       None               None
Annual Fund Operating Expenses (expenses
 that are deducted from fund assets, as a
 percentage of average net assets)
  Management fee.........................       0.50%              0.50%
  Distribution (Rule 12b-1) fee..........       0.25%              0.00%
  Other expenses.........................       0.25%              0.27%
  Shareholder Services Fee...............       0.25%               N/A
  Total Annual Fund Operating Expenses
   (Gross)...............................       1.25%/1/           0.77%
  Waivers................................                          0.02%/2/
  Net Annual Fund Operating Expenses.....                          0.75%

--------
/1/ The Advisor, distributor and shareholder services provider of the GP
    Intermediate Bond Fund voluntarily waived certain fees and expenses. As of the fiscal year ended August 31, 1999, these waivers totaled 0.50%. After voluntary waivers, the net operating expense ratio for the GP Intermediate Bond Fund was 0.75%. For example, the GP Intermediate Bond Fund did not pay or accrue the distribution fee or shareholder servicing fee listed above. These waivers can be terminated at any time.
/2/ Contractual fee waivers apply until at least November 5, 2000. After this time, these waivers may be reduced or eliminated only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                 GP Intermediate WF Income Fund
                                                    Bond Fund    (Institutional)
                                                 --------------- --------------
   One Year.....................................     $  424           $ 79
   Three Year...................................     $  685           $246
   Five Year....................................     $  966           $428
   Ten Year.....................................     $1,766           $954

                                                          WF Small Cap Value
                                      GP Premier Fund Fund (Institutional Class)
                                      --------------- -------------------------
Shareholder Fees (fees paid directly
 from your investment):
  Maximum Sales Charge (Load) on
   Purchases (as a percentage of
   offering price)..................       5.00%                None
  Maximum Deferred Sales Charge
   (Load) (as a percentage of the
   lower of the NAV on the date of
   original purchase or the NAV on
   the date of the redemption)......       None                 None
Annual Fund Operating Expenses
 (expenses that are deducted from
 fund assets, as a percentage of
 average net assets)
  Management fee....................       1.00%                0.90%/2/
  Distribution (Rule 12b-1) fee.....       0.25%                0.00%
  Other expenses....................       0.62%                0.70%/2/
  Shareholder Services Fee..........       0.25%                0.10%
  Total Annual Fund Operating
   Expenses (Gross).................       2.12%/1/             1.70%
  Waivers...........................                            0.45%/3/
  Net Annual Fund Operating
   Expenses.........................                            1.25%

--------
/1/ The Advisor, distributor or shareholder services provider voluntarily waived certain fees and expenses of the GP Premier Fund. As of the fiscal year ended August 31, 1999, these waivers totaled 0.72%. After voluntary waivers, the net operating expense ratio for the GP Premier Fund was 1.40%. For example, the GP Premier Fund did not pay or accrue the distribution fee or shareholder servicing fee listed above. As of the fiscal year ended August 31, 1999, the Advisor voluntary waived 0.20% of its management fee. These waivers can be terminated at any time.
/2/ This fee combines expenses charged at the fund and core portfolio levels.
    The core level expenses are based on the fund's current allocation among the different core portfolios.
/3/ Contractual fee waivers apply until at least November 5, 2000. After this time, these waivers may be reduced or eliminated only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                              WF Small Cap Value
                                                                     Fund
                                              GP Premier Fund   (Institutional)
                                              --------------- ------------------
   One Year..................................     $  704            $  173
   Three Year................................     $1,131            $  536
   Five Year.................................     $1,582            $  923
   Ten Year..................................     $2,829            $2,009

                                                             WF Nebraska Tax-Free
                                                GP Tax-Free  Fund (Institutional
                                                 Bond Fund          Class)
                                                -----------  --------------------
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases (as
   a percentage of offering price)............     3.00%             None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of the NAV on the
   date of original purchase or the NAV on the
   date of the redemption)....................     None              None
Annual Fund Operating Expenses (expenses that
 are deducted from fund assets, as a
 percentage of average net assets)
  Management fee..............................     0.50%             0.50%
  Distribution (Rule 12b-1) fee...............     0.25%             0.00%
  Other expenses..............................     0.34%             0.54%
  Shareholder Services Fee....................     0.25%             0.00%
  Total Annual Fund Operating Expenses
   (Gross)....................................     1.34%/1/          1.04%
  Waivers.....................................                       0.21%/2/
  Net Annual Fund Operating Expenses..........                       0.83%

--------
/1/ The distributor and shareholder services provider voluntarily waived certain fees and expenses of the GP Tax-Free Bond Fund. As of the fiscal year ended August 31, 1999, these waivers totaled 0.51%. After voluntary waivers, the net operating expense ratio for the GP Tax-Free Bond Fund was 0.83%. For example, the GP Tax-Free Bond Fund did not pay or accrue the distribution fee or shareholder servicing fee listed above. As of the fiscal year ended August 31, 1999, the transfer agent or the portfolio accountant waived 0.01% of the fees owed to them. These waivers can be terminated at any time.
/2/ Contractual fee waivers apply for one year from the closing date of this Reorganization. After this time, these waivers may be reduced or eliminated only with the approval of the WF Funds' Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                           GP Tax-Free Bond WF Nebraska Tax-Free
                                                 Fund       Fund (Institutional)
                                           ---------------- --------------------
   One Year...............................      $  432             $   85
   Three Year.............................      $  712             $  310
   Five Year..............................      $1,012             $  554
   Ten Year...............................      $1,864             $1,252

         EXHIBIT B--COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WF EQUITY INCOME FUND

Comparison of: GP Equity Fund which will reorganize into
                                        WF EQUITY INCOME FUND

Objectives:
----------

-------------------------------------------------------------------------------
  GP Equity Fund:        . seeks to achieve total return (consisting of current
                           income and capital appreciation) over the long-term.
-------------------------------------------------------------------------------
  WF Equity Income Fund: . seeks long-term capital appreciation and above-
                           average dividend income.
-------------------------------------------------------------------------------


Investment Strategies:
---------------------

-------------------------------------------------------------------------------
  GP Equity Fund:        The Equity Fund, a non-diversified portfolio of
                         securities, pursues its investment objective through
                         the application of a value-oriented approach. We
                         invest as partial owners of high quality companies and
                         attempt to purchase security positions at a
                         substantial discount to what we perceive as their true
                         economic value. The Fund accomplishes this by
                         investing primarily in a portfolio of common and
                         preferred stocks of domestic and foreign issuers as
                         well as domestic and foreign securities convertible
                         into common and preferred stocks. The Fund obtains its
                         current income primarily through receipt of dividends
                         net of Fund expense. Under normal market conditions,
                         the Fund invests at least 65% of its total assets in
                         equity securities. The issuers of these securities
                         will consist primarily of medium to large
                         capitalization domestic and foreign companies.
                         Depending on market conditions, the Fund anticipates
                         investing between 0% and 35% of its net assets in
                         foreign securities.
-------------------------------------------------------------------------------
  WF Equity Income Fund: The Fund is a gateway fund that invests substantially all of its assets in a core portfolio with
                         substantially similar investment objectives and
                         strategies. The Fund invests primarily in the common
                         stock of large, high quality domestic companies that
                         have above-average return potential based on current
                         market valuations. The Fund primarily emphasizes
                         investments in securities of companies with above-
                         average dividend income. The Fund uses various
                         valuation measures when selecting securities for the
                         portfolio, including above-average dividend yields and
                         below industry average price-to-earnings, price to
                         book and price-to-sales ratios. The Fund considers
                         "large" companies to be those whose market
                         capitalizations is greater than the median of the
                         Russell 1000 Index. Under normal conditions, the Fund
                         will invest (i) at least 65% of its total assets in
                         income-producing equity securities, and (ii) in issues
                         of companies with market capitalization greater than
                         the median of the Russell 1000 Index. The Fund
                         reserves the right to invest in preferred stock,
                         convertible securities and foreign securities. The
                         Fund ordinarily will limit its investment in one
                         issuer to 10% or less of its total assets.
-------------------------------------------------------------------------------


                                   Portfolio Managers
----------------------------------------------------------------
----------------------------------------------------------------
  GP Equity Fund                    H. Cameron Hinds
----------------------------------------------------------------
  WF Equity Income Fund David L. Roberts, CFA; Gary J. Dunn, CFA
----------------------------------------------------------------

WELLS FARGO INCOME FUND

Comparison of: GP Intermediate Bond Fund which will reorganize into
                                        WF INCOME FUND

Objectives:
----------

-----------------------------------------------------------------------------------------------------
  GP Intermediate Bond  . seeks total return (consisting of current income and capital appreciation).
  Fund:
-----------------------------------------------------------------------------------------------------
  WF Income Fund:       . seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------------------


Investment Strategies:
---------------------

-------------------------------------------------------------------------------
  GP Intermediate Bond Fund: The Fund pursues its goal by investing primarily in a diversified portfolio of investment grade
                             intermediate-term bonds and notes with an average
                             dollar-weighted maturity of three to ten years.
                             The Fund will invest, under normal circumstances,
                             at least 65% of the value of its total assets in
                             bonds. For purposes of this investment policy,
                             "bonds" shall include all permitted types of debt
                             instruments, including debt held as collateral for
                             repurchase agreements. Investment grade debt
                             obligations are rated in the top four categories
                             by a nationally recognized statistical rating
                             organization (NRSRO) (such as BBB or better by
                             Standard & Poor's (S&P) or Fitch IBCA, Inc.
                             (Fitch) or Baa or better by Moody's Investors
                             Service (Moody's)), or if unrated, are of
                             comparable quality as determined by the investment
                             advisor. The Fund reserves the right to invest up
                             to 35% (although it intends to operate with not
                             more than 15%) of its total assets in debt
                             obligations rated below investment grade but not
                             lower than BB by S&P or Fitch or Ba by Moody's, or
                             which are of comparable quality.
-------------------------------------------------------------------------------
  WF Income Fund:            The Fund primarily invests in a diversified
                             portfolio of debt and variable rate debt-
                             securities issued by domestic and foreign issuers
                             common stocks and other equity securities. The
                             Fund invests in a broad spectrum of U.S. issues,
                             including U.S. Government obligations, mortgage-
                             and other asset-backed securities, and the debt
                             securities of financial institutions, corporations
                             and others. The Fund targets average portfolio
                             duration in a range based around the average
                             portfolio duration of the mutual funds included in
                             the Lipper Corporate A-Rated Debt Average. The
                             Fund attempts to enhance performance by adjusting
                             the average duration within the range to benefit
                             from the effect of various economic factors, such
                             as inflation or growth cycles. Under normal market
                             conditions, the Fund invests:
                             . 70% of its total assets in corporate debt
                               securities;
                             . 30% of its total assets in U.S. Government
                               obligations;
                             . up to 50% of its total assets in mortgage-backed
                               securities, and up to 25% in other asset backed
                               securities;
                             . at least 80% of its total assets in investment-
                               grade securities.
-------------------------------------------------------------------------------


                              Portfolio Managers
--------------------------------------------------
--------------------------------------------------
  GP Intermediate Bond Fund   Robert A. Campbell
--------------------------------------------------
  WF Income Fund            Marjorie H. Grace, CFA
--------------------------------------------------

WF SMALL CAP VALUE FUND

Comparison of: GP Premier Fund which will reorganize into
                                        WF SMALL CAP VALUE FUND

Objectives:
----------

------------------------------------------------------------------------------
  GP Premier Fund          . seeks to achieve total return (consisting of
                             current income and capital appreciation) over the
                             long-term.
------------------------------------------------------------------------------
  WF Small Cap Value Fund: . seeks long-term capital appreciation and above-
                             average dividend income.
------------------------------------------------------------------------------


Investment Strategies:
---------------------

-------------------------------------------------------------------------------
  GP Premier Fund:         The Premier Fund, a non-diversified portfolio of
                           securities, pursues its investment objective through
                           the application of a value-oriented approach. The
                           Fund invests as partial owners of high quality
                           companies and attempts to purchase security
                           positions at a substantial discount to what we
                           perceive as their true economic value. The Fund
                           accomplishes this by investing primarily in a
                           portfolio of common and preferred stocks of domestic
                           and foreign issuers as well as domestic and foreign
                           securities convertible into common and preferred
                           stocks. The Fund obtains its current income
                           primarily through receipt of dividends net of Fund
                           expenses. The Fund's investments emphasize common
                           and preferred stocks issued by companies whose
                           market capitalizations at the time of investment are
                           under $2 billion (which are small capitalization
                           stocks). As an operational policy, this Fund intends
                           to limit its foreign investments to 35% of its total
                           assets.
-------------------------------------------------------------------------------
  WF Small Cap Value Fund: The Fund is a gateway fund that invests substantially all of its assets in a core portfolio
                           with substantially similar investment objectives and
                           strategies. The Portfolio seeks capital appreciation
                           by investing in common stocks of smaller companies.
                           The Portfolio will normally invest substantially all
                           of its assets in securities with market
                           capitalizations that reflect the market
                           capitalization of companies included in the Russell
                           2000 Index. The Fund seeks higher growth rates and
                           greater long-term returns by investing primarily in
                           the common stock of smaller companies that the
                           advisor believes to be undervalued and likely to
                           report a level of corporate earnings exceeding the
                           level expected by investors. The Advisor values
                           companies based upon both the price-to-earnings
                           ratio of the company and a comparison of the public
                           market value of the company to a proprietary model
                           that values the company independently using public
                           market value as one factor in its analysis. In
                           analyzing a company's level of anticipated earnings,
                           the Advisor employs quantitative and fundamental
                           analysis.
-------------------------------------------------------------------------------


                                    Portfolio
                                    Managers
------------------------------------------------
------------------------------------------------
  GP Premier Fund:              H. Cameron Hinds
------------------------------------------------
  WF Small Cap Value Portfolio:   Steven Smith

WF NEBRASKA TAX-FREE FUND

Comparison of: GP Tax Free Bond Fund which will reorganize into
                                        WF NEBRASKA TAX-FREE FUND

Objectives:
----------

  GP Tax-Free Bond Fund:     . seeks current income that is exempt from federal
                               regular income tax. As a secondary investment
                               objective, the Fund seeks current income that is
                               also exempt from the regular income taxes
                               imposed by the state of Nebraska.
-------------------------------------------------------------------------------
  WF Nebraska Tax-Free Fund: . seeks current income exempt from federal income tax and Nebraska personal income tax.


Investment Strategies:
---------------------

-------------------------------------------------------------------------------
  GP Tax-Free Bond Fund:     The Fund pursues its goals by investing in a non-
                             diversified portfolio of debt obligations issued
                             by or on behalf of any state, territory or
                             possession of the United States, including the
                             District of Columbia, or any of their political
                             subdivisions or financing authorities ("Municipal
                             Securities"),
                             with a portion of the portfolio consisting of
                             Municipal Securities issued by or on behalf of the
                             State of Nebraska, its political subdivisions or
                             agencies. As a fundamental investment policy that
                             cannot be changed without shareholder approval,
                             under normal market conditions, at least 80% of
                             the Tax-Free Bond Fund's net assets will be
                             invested in municipal securities, the income from
                             which is exempt from federal income tax. As an
                             operational policy and not an investment policy,
                             the Fund will seek to maintain an average dollar-
                             weighted portfolio maturity of five to fifteen
                             years. The Fund principally invests in Nebraska
                             municipal securities that are exempt from federal
                             and Nebraska personal income tax.
-------------------------------------------------------------------------------
  WF Nebraska Tax-Free Fund: The WF Nebraska Tax-Free pursues its goals by investing primarily in investment grade Nebraska
                             municipal securities of varying maturities. The
                             Fund buys municipal securities of any maturity
                             length. The portfolio's weighted average maturity
                             will vary depending on market conditions, economic
                             conditions including interest rates, the
                             differences in yields between obligations of
                             different maturity lengths and other factors.
                             Under normal conditions, the WF Nebraska Tax-Free
                             Fund will invest: (i) at
                             least 80% of its net assets in municipal
                             securities that pay interest exempt from federal
                             income tax, including the federal alternative
                             minimum tax ("AMT"), (ii) at least 65% of its
                             total asset in municipal securities that pay
                             interest exempt from Nebraska personal income tax;
                             and (iii) up to 20% of its net assets in
                             securities whose income is subject to federal AMT.
-------------------------------------------------------------------------------


                                 Portfolio Managers
---------------------------------------------------
  GP Tax-Free Bond Fund          Robert A. Campbell
---------------------------------------------------
  WF Nebraska Tax-Free Fund         Mark Walters;
                                    Steve Galiani
---------------------------------------------------

                     EXHIBIT C--PRINCIPAL SERVICE PROVIDERS

The following is a list of principal service providers for the GP Funds and WF
Funds:

---------------------------------------------------------------------------------------
                                                  Service Providers
                             ----------------------------------------------------------
           Service                     GP Funds                      WF Funds
---------------------------------------------------------------------------------------
  Investment Advisor         First Commerce Investors,     Wells Fargo, N.A.
                             Inc.
---------------------------------------------------------------------------------------
  Sub-advisor                N/A                           WCM and Smith
---------------------------------------------------------------------------------------
  Distributor                Edgewood Services Inc.        Stephens Inc.
                                                           111 Center Street
                                                           Little Rock, AR 72201
---------------------------------------------------------------------------------------
  Administrator              Federated Services Company    Wells Fargo
                                                           525 Market Street
                                                           San Francisco, CA 94120
---------------------------------------------------------------------------------------
  Custodian                  National Bank of Commerce,    Norwest Bank Minnesota, N.A.
                             Lincoln, Nebraska
---------------------------------------------------------------------------------------
  Fund Accountant            Federated Services Company    Forum Accounting Services,
                                                           LLC
---------------------------------------------------------------------------------------
  Transfer Agent and         Federated Shareholder         Boston Financial Data
  Dividend Disbursing Agent  Services Company              Services, Inc.
---------------------------------------------------------------------------------------
  Independent Auditors       Deloitte & Touche LLP         KPMG LLP
---------------------------------------------------------------------------------------
  Legal Counsel              Bell, Boyd & Lloyd LLC        Morrison & Foerster LLP
---------------------------------------------------------------------------------------

                  EXHIBIT D--ADDITIONAL INFORMATION ABOUT FCI

FCI is a corporation organized under the laws of the State of Nebraska. FCI is a wholly-owned subsidiary of First Commerce Bancshares, Inc. Thus, First Commerce Bancshares owns 100% of the voting securities of FCI. The principal office of First Commerce Bancshares, Inc. is 610 NBC Center Lincoln, Nebraska 68508.

  . The directors and principal executive officer of FCI and their principal occupation and addresses are listed below:

----------------------------------------------------------------------------------
  Name and address          Title                         Principal Occupation
----------------------------------------------------------------------------------
  H. Cameron Hinds          Director                      President and Chief
  610 NBC Center                                          Financial Officer of
  Lincoln, Nebraska 68508                                 FCI.
----------------------------------------------------------------------------------
  Brad Korell               Director                      President of National
  610 NBC Center                                          Bank of Commerce.
  Lincoln, Nebraska 68508
----------------------------------------------------------------------------------
  James Stuart II           Director                      Chairman of the Board
  610 NBC Center                                          and Chief Executive
  Lincoln, Nebraska 68508                                 Officer of National Bank
                                                          of Commerce.
----------------------------------------------------------------------------------
  James Stuart, III         Chairman of the Board and     Chairman and Chief
  610 NBC Center            Chief Executive Officer       Executive Officer of
  Lincoln, Nebraska 68508                                 FCI.
----------------------------------------------------------------------------------
  Lee Stuart                Director                      Vice President of
  610 NBC Center                                          National Bank of
  Lincoln, Nebraska 68508                                 Commerce.
----------------------------------------------------------------------------------

  . The chart below lists the each officer or director of Great Plains Funds who is an officer, director, general partner or shareholder of FCI:

-------------------------------------------------------------------------------
                            Position with Great Plains    Position or
  Name                      Funds                         Connection with FCI
-------------------------------------------------------------------------------
  James Stuart, III         Vice President                Chairman of the Board
                                                          and Chief Executive
                                                          Officer
-------------------------------------------------------------------------------
  Anne E. Hansen            Vice President                Vice President
-------------------------------------------------------------------------------
  Colleen Avery             Vice President                Product Manager
-------------------------------------------------------------------------------

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

     Merger of the assets of the GP Funds by and in exchange for shares of the WF Funds as described below:

----------------------------------------------------------------------------------------------------
         Great Plains Funds                                 Wells Fargo Funds
----------------------------------------------------------------------------------------------------
            Equity Fund                          Equity Income Fund (Institutional Class)
----------------------------------------------------------------------------------------------------
       Intermediate Bond Fund                       Income Fund (Institutional Class)
----------------------------------------------------------------------------------------------------
            Premier Fund                        Small Cap Value Fund (Institutional Class)
----------------------------------------------------------------------------------------------------
         Tax-Free Bond Fund                    Nebraska Tax-Free Fund (Institutional Class)
----------------------------------------------------------------------------------------------------

     This Statement of Additional Information or SAI relating to the proposed transfer of the assets of the GP Funds to the WF Funds in exchange for shares of the WF Funds consists of this cover page and the following described:

     (1) The SAI for the WF Equity Income Fund and the WF Small Cap Value Fund dated February 1, 2000, and the SAI for the WF Income Fund, dated November 8, 1999.

     (2)  The SAI for the GP Funds dated December 28, 1999.

     (3) Report of Independent Auditors and audited annual report financial statements of the GP Funds as of August 31, 1999.

     (4) Unaudited semi-annual report financial statements of the GP Funds as of February 29, 2000.

     (5) Report of Independent Auditors and audited annual report financial statements of the Norwest Advantage Income Equity Fund (predecessor fund to WF Equity Income Fund) and the Performa Small Cap Value Fund (predecessor fund to WF Small Cap Value Fund) as of September 30, 1999.

     (6) Unaudited semi-annual report financial statements of Income Fund and WF Small Cap Value Fund as of the WF Equity March 31, 2000.

     (7) Report of Independent Auditors and audited annual report financial statements of the Norwest Advantage Income Fund (predecessor fund to WF Income Fund) as of May 31, 1999.

     (8) Unaudited semi-annual report financial statements of the WF Income Fund as of November 30, 1999.

     (9)  Unaudited pro forma combined financial information as of March 31,

          2000 for the WF Small Cap Value Fund/GP Premier Fund reorganization and as of November 30, 1999 for the WF Income Fund/GP Intermediate Bond Fund reorganization. The pro forma financial statements give effect to the reorganization as if it had occured for the periods presented. Pro forma financial statements for the GP Equity Fund and the WF Equity Income Fund are not included because as of May 10, 2000, the assets of the GP Equity Fund would constitute less than 10% of the assets of the WF Equity Income Fund.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Proxy Statement/Prospectus, dated July 7, 2000, that relates to the
above-referenced reorganization.   The Proxy Statement/Prospectus may be
obtained without charge by calling 1-800-522-9612 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066. This SAI relates to and should be read in conjunction with, such Proxy Statement/Prospectus.

     This SAI is dated July 7, 2000.

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (Unaudited) - November 30, 1999

                                                                         Great Plains
                                                        Wells Fargo      Intermediate          Pro Forma          Pro Forma
                                                        Income Fund        Bond Fund          Adjustments         Combined
                                                        -----------      -------------        -----------       -------------
ASSETS
Investments:
       In securities, at market value (see cost below)  $ 457,954,852    $ 125,832,355                          $ 583,787,207
       Cash                                                         0              846                                    846
Receivables:
       Interest                                             7,078,095        1,921,494                              8,999,589
       Fund shares sold                                     2,606,193                0                              2,606,193
Organization expenses, net of amortization                          0            5,686     $       (5,686)(1)               0
Prepaid expenses and other assets                               6,240                0              5,686 (1)          11,926
Total Assets                                              467,645,380      127,760,381                            595,405,761
LIABILITIES
Payables:
       Investment securities purchased                      6,803,933                0                              6,803,933
       Distributions to shareholders                        1,433,098          619,071                              2,052,169
       Fund shares redeemed                                   969,988                0                                969,988
       Due to distributor                                      24,286                0                                 24,286
       Due to advisor and affiliates                          194,835                0                                194,835
       Other                                                   72,460           67,427                                139,887
Total Liabilities                                           9,498,600          686,498                             10,185,098
TOTAL NET ASSETS                                        $ 458,146,780    $ 127,073,883                          $ 585,220,663

Net assets consist of:
       Paid-in capital                                  $ 498,698,265    $ 127,214,936     $       (7,019)(2)   $ 625,906,182
       Undistributed net investment income (loss)                   0           (7,019)             7,019 (2)               0
       Undistributed net realized gain (loss)
            on investments                                (20,993,457)         207,839                            (20,785,618)
       Net unrealized appreciation (depreciation)
            of investments                                (19,558,028)        (341,873)                           (19,899,901)
TOTAL NET ASSETS                                        $ 458,146,780    $ 127,073,883                          $ 585,220,663

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                    $  17,334,381    $ 127,073,883     $ (127,073,883)(3)   $  17,334,381
Shares outstanding - Class A                                1,899,470       13,019,865        (13,019,865)(3)       1,899,470
Net asset value per share - Class A                            $ 9.13           $ 9.76                                 $ 9.13
Maximum offering price per share - Class A                     $ 9.56          $ 10.06                                 $ 9.56
Net assets - Class B                                    $  10,156,480                                           $  10,156,480
Shares outstanding - Class B                                1,114,485                                               1,114,485
Net asset value and offering price per
     share - Class B                                           $ 9.11                                                  $ 9.11
Net assets - Institutional Class                        $ 430,655,919                      $  127,073,883 (3)   $ 557,729,802
Shares outstanding - Institutional Class                   47,236,602                          13,938,131 (3)      61,174,730
Net asset value and offering price per
     share - Institutional Class                               $ 9.12                                                  $ 9.12

INVESTMENT AT COST                                      $ 477,512,880    $ 126,174,228                          $ 603,687,108

-------------------------------------------------------------------------------
(1) Wells Fargo Bank will absorb the balance of unamortized organization expenses of the Great Plains Intermediate Bond Fund.

(2) To reclass to paid-in capital the accumulated net investment loss of the Great Plains Intermediate Bond Fund, because it cannot be carried over to the Wells Fargo Income Fund.

(3) Class I shares of the Wells Fargo Income Fund (Acquiring Fund) will be issued in exchange for Class A shares of the Great Plains Intermediate Bond Fund (Target Fund).

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS - For the year ended November 30, 1999 (Unaudited)

                                                                       Great Plains
                                                      Wells Fargo      Intermediate       Pro Forma          Pro Forma
                                                      Income Fund        Bond Fund       Adjustments         Combined
                                                      -----------      ------------      -----------       -------------
INVESTMENT INCOME
  Interest                                            $ 25,930,070      $ 8,617,342                        $ 34,547,412
  Securities lending income                                181,794                0                             181,794
Total Investment Income                                 26,111,864        8,617,342                          34,729,206

EXPENSES
  Advisory fees                                          1,862,821          661,642                           2,524,463
  Administration fees                                      387,053          182,705       $ 188,368 (1)         758,126
  Custody fees                                              54,191           22,740          24,152 (1)         101,083
  Shareholder servicing fees                                 4,030          330,821        (281,892)(1)          52,959
  Portfolio accounting fees                                 85,968           55,914         (35,744)(1)         106,138
  Transfer agency fees                                     869,626           29,172          60,955 (1)         959,753
  Distribution fees                                         67,320          330,821        (339,807)(1)          58,334
  Legal and audit fees                                      10,407           22,920          (8,332)(1)          24,995
  Registration fees                                         48,827            5,011                              53,838
  Directors' fees                                           13,611            7,644          (7,644)(1)          13,611
  Shareholder reports                                       17,710            5,606                              23,316
  Other                                                     81,742            9,705                              91,447
Total Expenses                                           3,503,306        1,664,701                           4,768,062
Less:
      Waived fees and reimbursed expenses fees            (644,570)        (661,642)        440,069 (1)        (866,143)
Net expenses                                             2,858,736        1,003,059                           3,901,920
NET INVESTMENT INCOME (LOSS)                            23,253,128        7,614,283                          30,827,286

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments      (11,848,477)        (171,675)                        (12,020,152)
  Net change in unrealized appreciation
      or depreciation of investments                   (23,777,114)      (8,966,854)                        (32,743,968)
Net Gain (Loss) on Investments                         (35,625,591)      (9,138,529)                        (44,764,120)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $ (12,372,463)    $ (1,524,246)                      $ (13,936,834)

-------------------------------------------------------------------------------
(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS (Unaudited) - November 30, 1999

                         PRINCIPAL
---------------------------------------------------------
                                    GP
                          Intermediate        Pro Forma                                                                Coupon
        WF Income                 Bond         Combined   Security Name                                                  Rate
                                                          CORPORATE BONDS
      $         0          $ 2,000,000      $ 2,000,000   ABN-AMRO Bank NV Chicago                                        6.63
                0            1,000,000        1,000,000   AT&T Corporation                                                6.00
                0            1,000,000        1,000,000   Anheuser-Busch Companies Incorporated                           7.00
                0            1,000,000        1,000,000   AON Corporation                                                 6.30
                0            1,000,000        1,000,000   Associates Corporation of North America                         7.50
                0            2,000,000        2,000,000   Bayerische Landesbank-NY                                        6.38
                0            2,000,000        2,000,000   Bear Stearns Companies Incorporated                             7.00
                0            2,000,000        2,000,000   Campbell Soup Company                                           6.90
                0            1,000,000        1,000,000   Cox Communications Incorporation                                7.00
                0            1,000,000        1,000,000   DaimlerChrysler AG                                              6.90
                0            1,500,000        1,500,000   Deere & Company                                                 6.55
                0            2,000,000        2,000,000   Walt Disney Company                                             6.75
                0            1,000,000        1,000,000   First Data Corporation                                          6.63
                0            1,000,000        1,000,000   Ford Motor Credit Corporation                                   7.50
                0            2,000,000        2,000,000   Ford Motor Credit Corporation                                   6.63
                0            1,000,000        1,000,000   GTE South Incorporated                                          6.00
                0            1,000,000        1,000,000   Hertz Corporation                                               7.63
                0            1,500,000        1,500,000   Honeywell Incorporated                                          7.13
                0            1,000,000        1,000,000   Household Finance Corporation                                   7.20
                0            1,000,000        1,000,000   IBM Credit Corporation                                          6.20
                0            2,000,000        2,000,000   Merrill Lynch & Company Incorporated                            6.25
                0            2,000,000        2,000,000   Northern Trust Corporation                                      7.30
                0            2,000,000        2,000,000   Wells Fargo & Company                                           6.63
                0            2,000,000        2,000,000   Philip Morris Companies Incorporated                            7.50
                0            1,500,000        1,500,000   Pitney Bowes Incorporated                                       5.95
                0            1,500,000        1,500,000   Rockwell International Corporation                              6.15
                0            1,000,000        1,000,000   E.W. Scripps Company                                            6.38
                0            2,000,000        2,000,000   Texaco Capital Incorporated                                     6.00
                0            1,500,000        1,500,000   United Technologies Corporation                                 6.40
                0            1,000,000        1,000,000   Ford Motor Credit Corporation                                   7.00
                0            2,000,000        2,000,000   General Motors Acceptance Corporation                           6.88
                0            1,000,000        1,000,000   International Lease Finance Corporation                         6.88
                0            2,000,000        2,000,000   Lucent Technologies Incorporated                                6.90
                0            1,000,000        1,000,000   Sony Corporation                                                6.13
        3,000,000                    0        3,000,000   AT&T Capital Corporation                                        6.75
        6,500,000                    0        6,500,000   AMBAC Incorporated                                              9.38
        4,000,000                    0        4,000,000   Anheuser-Busch Companies                                        9.00
        4,500,000                    0        4,500,000   BankBoston Corporation                                          6.88
        3,500,000                    0        3,500,000   Bank United Corporation                                         8.00
        3,000,000                    0        3,000,000   Bankers Trust Corp                                              7.38
        3,000,000                    0        3,000,000   Bayerische Landesbank, NY                                       6.20
        4,000,000                    0        4,000,000   CSC Holdings Inc                                                7.63
        4,000,000                    0        4,000,000   Chevron Corporation                                             6.63
        1,027,000                    0        1,027,000   Continental                                                     6.80
        6,861,000                    0        6,861,000   Dell Computer Corp.                                             7.10
          774,000                    0          774,000   Deposit Guaranty Corp                                           7.25
        5,000,000                    0        5,000,000   Dupont E I De Nemours Co                                        6.88
        4,500,000                    0        4,500,000   Dresdner Funding Trust I                                        8.15
          774,000                    0          774,000   Farmers Exchange Capital                                        7.20
          752,000                    0          752,000   Federal Express                                                 7.52
        5,000,000                    0        5,000,000   Federal-Mogul Corp                                              7.75
        4,500,000                    0        4,500,000   First Data Corp                                                 6.38
        1,500,000                    0        1,500,000   Flowers Industries Inc                                          7.15
        3,000,000                    0        3,000,000   Ford Motor Co                                                   6.38
        3,000,000                    0        3,000,000   Ford Motor Company                                              7.45
        6,000,000                    0        6,000,000   General Electric Capital                                        8.70
        5,000,000                    0        5,000,000   GE Capital Corporation                                          8.63
        7,000,000                    0        7,000,000   Goldman Sachs                                                   7.35
        3,000,000                    0        3,000,000   Gruma SA de CV                                                  7.63
        5,000,000                    0        5,000,000   Hertz Corp                                                      7.63
        5,000,000                    0        5,000,000   Imperial Tobacco                                                7.13
        4,000,000                    0        4,000,000   IBM Corp                                                        8.38
        6,350,000                    0        6,350,000   IBM Corp                                                        7.50
        5,000,000                    0        5,000,000   Key Bank NA                                                     6.50
        3,000,000                    0        3,000,000   Korea Development Bank                                          7.13
        4,500,000                    0        4,500,000   LCI Int'l Inc (Qwest)                                           7.25
        5,000,000                    0        5,000,000   Lehman Brothers Holdings                                        8.50
        1,819,000                    0        1,819,000   Mass Institute of Tech                                          7.25
        6,800,000                    0        6,800,000   Merck & Co Inc                                                  6.40
          250,000                    0          250,000   Midland Bank plc                                                6.95
          387,000                    0          387,000   Nabisco Inc                                                     6.00
        5,000,000                    0        5,000,000   NationsBank Corporation                                         7.80
          271,000                    0          271,000   Northwest Airlines                                              6.81
        5,968,000                    0        5,968,000   Oracle Corporation                                              6.72
        5,000,000                    0        5,000,000   PNC Bank Corp.                                                  6.50
          677,000                    0          677,000   Prudential Insurance Co                                         7.65
        4,500,000                    0        4,500,000   Providian National Bank                                         6.65
        4,500,000                    0        4,500,000   Rouse Company                                                   8.50
        5,000,000                    0        5,000,000   Saks Inc                                                        7.50
        2,500,000                    0        2,500,000   Society Corporation                                             8.13
        1,200,000                    0        1,200,000   Southwest Airlines                                              7.88
        4,500,000                    0        4,500,000   Staples, Inc.                                                   7.13
          968,000                    0          968,000   Susa Partnership LP                                             8.20
        3,000,000                    0        3,000,000   Teleglobe Inc                                                   7.20
          774,000                    0          774,000   Whitman Corporation                                             7.29
          290,000                    0          290,000   AK Steel Corporation                                            9.13
          968,000                    0          968,000   Applied Materials, Inc.                                         7.00
          203,000                    0          203,000   Aramark Corp                                                    6.75
          774,000                    0          774,000   Bausch & Lomb, Inc.                                             6.75
          194,000                    0          194,000   CSC Holdings Inc                                                7.25
          387,000                    0          387,000   Calenergy Co Inc                                                7.23
          194,000                    0          194,000   Calpine Corporation                                             7.63
        1,161,000                    0        1,161,000   Equitable Life Assur Soc                                        6.95
          194,000                    0          194,000   Federal Mogul Corp.                                             7.50
          968,000                    0          968,000   First Bank Systems Inc.                                         8.00
          194,000                    0          194,000   GS Escrow Corporation                                           7.13
          387,000                    0          387,000   Gulf Canada Resources Ltd                                       8.35
          194,000                    0          194,000   HMH Properties                                                  7.88
          541,000                    0          541,000   Tommy Hilfiger                                                  6.50
          774,000                    0          774,000   IMC Global Inc                                                  7.63
          194,000                    0          194,000   Imax Corporation                                                7.88
          774,000                    0          774,000   Kohls Corporation                                               6.70
          774,000                    0          774,000   Levi Strauss                                                    6.80
          968,000                    0          968,000   Lincoln National Corp                                           7.25
          387,000                    0          387,000   Mallinckrodt Inc.                                               6.30
          147,000                    0          147,000   Niagara Mohawk Power                                            7.38
          387,000                    0          387,000   Northwest Airlines                                              8.38
          861,000                    0          861,000   Old Kent Financial Corp                                         6.63
          774,000                    0          774,000   Pep Boys                                                        6.71
          541,000                    0          541,000   Potomac Capital Investmnt                                       7.05
          290,000                    0          290,000   Qwest Communications Intl                                       7.50
          387,000                    0          387,000   R & B Falcon Corp                                               6.75
          968,000                    0          968,000   Reinsurance Group of Amer                                       7.25
          968,000                    0          968,000   Reliastar Financial Corp                                        7.13
        1,161,000                    0        1,161,000   Royal Caribbean Cruises                                         7.13
        1,161,000                    0        1,161,000   Charles Schwab Corp.                                            6.88
          388,000                    0          388,000   Teekay Shipping Corp                                            8.32
          387,000                    0          387,000   Tenet Healthcare Corp.                                          7.88
          968,000                    0          968,000   Terra Nova (UK) Holdings                                        7.20
          725,000                    0          725,000   Texas Utilities Company                                         6.20
          581,000                    0          581,000   Toro Company                                                    7.13
          774,000                    0          774,000   Williams Companies, Inc.                                        6.13



                                                          ASSET BACKED SECURITIES
        7,000,000                    0        7,000,000   Greentree, Ser 1997-6 A7                                        7.14
        1,557,367                    0        1,557,367   First USA Consumer Trust                                        6.50
        1,355,000                    0        1,355,000   Chevy Chase Master Card                                         5.81
        1,161,000                    0        1,161,000   Aesop Funding                                                   6.14
        1,097,904                    0        1,097,904   Green Tree Financial Co.                                        6.86
          968,000                    0          968,000   FHLMC                                                           7.49
          935,921                    0          935,921   First Plus Home Loan Tr                                         7.47
          774,000                    0          774,000   Loop Funding Master Trust                                       5.86
          774,000                    0          774,000   Oakwood Mortgage Investrs                                       7.10
          774,000                    0          774,000   Rental Car Finance Corp                                         6.70
          581,000                    0          581,000   Chase Funding Mortgage                                          6.66
          355,669                    0          355,669   Sequia Mortgage Trust                                           5.82



                                                          MORTGAGE BACKED SECURITIES
                0              672,184          672,184   FHLMC, Pool C90110                                              7.00
                0              738,207          738,207   FHLMC, Pool C90137                                              7.50
                0            1,481,524        1,481,524   FHLMC, Pool D67055                                              6.50
                0            1,294,615        1,294,615   FHLMC, Pool E00419                                              6.50
                0              685,710          685,710   FHLMC, Pool E00422                                              7.00
                0              993,772          993,772   FHLMC, Pool E20193                                              6.50
                0            1,057,102        1,057,102   FHLMC, Pool E20222                                              6.50
                0            1,170,793        1,170,793   FHLMC, Pool E65893                                              7.00
                0              115,107          115,107   FHLMC, Pool G50311                                              7.50
                0              399,161          399,161   FHLMC, Pool L80191                                              6.50
                0              857,028          857,028   FHLMC, Pool M80419                                              6.50
                0              536,994          536,994   FHLMC, Pool N96562                                              7.00
                0              633,770          633,770   FNMA, Pool 190946                                               7.00
                0              568,899          568,899   FNMA, Pool 250109                                               8.00
                0            1,965,458        1,965,458   FNMA, Pool 252709                                               7.00
                0            1,299,138        1,299,138   FNMA, Pool 344834                                               7.00
                0            1,254,058        1,254,058   FNMA, Pool 374141                                               7.00
                0                5,165            5,165   GNMA, Pool 148808                                              10.00
                0               36,945           36,945   GNMA, Pool 162491                                               8.50
                0               89,736           89,736   GNMA, Pool 174385                                               8.50
                0               36,506           36,506   GNMA, Pool 197932                                               9.00
                0              833,646          833,646   GNMA, Pool 2056                                                 7.50
                0            2,155,498        2,155,498   GNMA, Pool 2167                                                 6.50
                0               27,043           27,043   GNMA, Pool 231053                                               9.00
                0                1,393            1,393   GNMA, Pool 257878                                              10.00
                0               56,379           56,379   GNMA, Pool 259139                                              10.00
                0                3,975            3,975   GNMA, Pool 263286                                              10.00
                0               25,332           25,332   GNMA, Pool 263418                                               9.00
                0                3,778            3,778   GNMA, Pool 272756                                               9.50
                0               20,591           20,591   GNMA, Pool 275464                                               9.00
                0                6,883            6,883   GNMA, Pool 287342                                              10.00
                0               28,190           28,190   GNMA, Pool 313219                                               9.50
                0               21,063           21,063   GNMA, Pool 354475                                               7.50
                0               82,193           82,193   GNMA, Pool 369688                                               7.50
                0               60,149           60,149   GNMA, Pool 44220                                               11.50
        9,923,543                    0        9,923,543   GNMA Pool 434527                                                8.00
        8,453,818                    0        8,453,818   FNMA Pool 398325                                                6.00
        6,711,579                    0        6,711,579   FNMA Pool  253008                                               8.00
        6,656,953                    0        6,656,953   FHLMC 6.50%, 5/1/29                                             6.50
        5,949,613                    0        5,949,613   FHLMC Pool E00732                                               6.50
        5,898,460                    0        5,898,460   FHLMC Pool C80461                                               7.00
        4,999,696                    0        4,999,696   GNMA                                                            7.50
        4,958,865                    0        4,958,865   FNMA                                                            7.50
        4,990,595                    0        4,990,595   GNMA II, 7.00%                                                  7.00
        4,775,443                    0        4,775,443   FNMA Pool 492910                                                7.50
        4,659,497                    0        4,659,497   GNMA Pool 780977                                                7.50
        4,740,109                    0        4,740,109   GNMA Pool 491192                                                7.00
        4,827,181                    0        4,827,181   FNMA Pool 449466                                                6.50
        4,736,697                    0        4,736,697   FNMA Pool 454390                                                6.00
        3,839,812                    0        3,839,812   FNMA Pool 455607                                                6.00
        3,545,842                    0        3,545,842   GNMA 30 Year TBA                                                7.00
        1,873,447                    0        1,873,447   FNMA Pool 429604                                                6.00
        1,427,538                    0        1,427,538   FNMA Pool 415714                                                6.00
        1,183,796                    0        1,183,796   GNMA Pool 473918                                                7.00
        1,109,473                    0        1,109,473   FNMA Pool 486524                                                6.50
        1,002,577                    0        1,002,577   FHLMC                                                           5.79
          954,682                    0          954,682   FNMA Pool 380581                                                6.18
          894,564                    0          894,564   FNMA Pool 415414                                                6.50
          710,009                    0          710,009   FNMA Pool 408118                                                6.50
          537,492                    0          537,492   FNMA Pool 417648                                                6.00
            1,512                    0            1,512   FNMA Pool 303414                                                6.50



                                                          GOVERNMENT AGENCIES
        4,740,000                    0        4,740,000   FNMA                                                            6.25
        2,844,000                    0        2,844,000   FNMA                                                            6.16
          100,000                    0          100,000   FHLMC                                                           7.05
          968,000                    0          968,000   FNMA                                                            6.00
                0            1,000,000        1,000,000   FHLB                                                            5.63
                0            1,500,000        1,500,000   FHLB                                                            6.50
                0            1,000,000        1,000,000   FHLB                                                            7.01
                0            2,000,000        2,000,000   FHLB                                                            6.00
                0            3,000,000        3,000,000   FHLB                                                            7.20
                0            1,000,000        1,000,000   FHLB                                                            5.50
                0            2,000,000        2,000,000   FHLB                                                            7.70
                0            1,000,000        1,000,000   FHLMC                                                           6.13
                0            2,000,000        2,000,000   FHLMC                                                           6.48
                0            4,000,000        4,000,000   FHLMC                                                           7.93
                0            1,000,000        1,000,000   FNMA                                                            5.91
                0            1,670,000        1,670,000   FNMA                                                            5.13
                0            3,000,000        3,000,000   FNMA                                                            6.63
                0            1,000,000        1,000,000   FNMA                                                            7.93
                0            2,000,000        2,000,000   FNMA                                                            8.20
                0            1,000,000        1,000,000   FNMA                                                            8.43
                0            3,000,000        3,000,000   SLMA                                                            7.30



                                                          U.S. TREASURY OBLIGATIONS
                0              550,000          550,000   Treasury Bonds                                                  8.25
                0              600,000          600,000   Treasury Notes                                                  8.00
                0            1,000,000        1,000,000   Treasury Notes                                                  6.25
                0            1,000,000        1,000,000   Treasury Notes                                                  6.50
                0            1,000,000        1,000,000   Treasury Bonds                                                  8.00
                0            2,000,000        2,000,000   Treasury Notes                                                  5.88
                0            2,000,000        2,000,000   Treasury Notes                                                  6.25
                0            2,000,000        2,000,000   Treasury Bonds                                                  8.75
                0            2,600,000        2,600,000   Treasury Bonds                                                  9.13
                0            3,250,000        3,250,000   Treasury Notes                                                  7.50
        4,000,000                    0        4,000,000   Treasury Bonds                                                 11.88
        5,000,000                    0        5,000,000   Treasury Bonds                                                  6.00
        4,000,000            1,000,000        5,000,000   Treasury Notes                                                  7.00
        4,000,000            1,500,000        5,500,000   Treasury Notes                                                  7.50
        5,000,000                    0        5,000,000   Treasury Bonds                                                  9.88
        6,500,000                    0        6,500,000   Treasury Bonds                                                 10.75
        7,000,000                    0        7,000,000   Treasury Notes                                                  7.50
        6,500,000                    0        6,500,000   Treasury Bonds                                                  8.13
       11,000,000                    0       11,000,000   Treasury Notes                                                  7.50
       13,000,000                    0       13,000,000   Treasury Bonds                                                  8.13
       12,500,000                    0       12,500,000   Treasury Bonds                                                  8.88
       13,000,000                    0       13,000,000   Treasury Notes                                                 10.75
        1,000,000            1,000,000        2,000,000   Treasury Notes                                                  7.25
        3,000,000                    0        3,000,000   Treasury Bonds                                                  5.25
        3,019,000                    0        3,019,000   Treasury Bonds                                                  6.75



                                                          FLOATING RATE BOND/NOTES
          774,000                    0          774,000   Genfinance Luxembourg SA                                        6.14
        1,355,000                    0        1,355,000   Van Kampen CLO                                                  6.48



                                                          COLLATERALIZED MORTGAGE OBLIGATIONS
          728,626                    0          728,626   AMBS CS1012 1                                                  7.06
          581,000                               581,000   Saco I Inc.                                                     7.00



                                                          MUNICIPAL BONDS/NOTES
          774,000                    0          774,000   Hudson Cnty NJ Lease Rev                                        7.40
        4,000,000                    0        4,000,000   Denver CO Sch District                                          6.49
        1,223,000                    0        1,223,000   New York City, GO                                               6.10
          778,000                    0          778,000   Western MN Mun Pwr Agy                                          6.33
          405,000                    0          405,000   Washington St GO                                                6.60



                                                          COMMERCIAL PAPER
                0            1,000,000        1,000,000   Associates Corp. of North America CP
                0            1,000,000        1,000,000   Ford Motor Credit Co. CP
                0            1,000,000        1,000,000   General Electric Capital Corp. CP
                0            1,000,000        1,000,000   General Motors Acceptance Corp.



                                                          CASH MANAGEMENT ACCOUNT
       12,174,602                    0       12,174,602   WFFT Cash Investment



                                                          CASH & EQUIVALENTS
                0            1,618,759        1,618,759   Benchmark Diversified Fund


                                                          Total Investments, at Market Value



                                                          Total Investments, at Cost

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS (Unaudited) - November 30, 1999

                                                                                                MARKET VALUE
                                                                                ---------------------------------------------
                                                                                                           GP
                                                                                                 Intermediate       Pro Forma
Security Name                                               Maturity Date          WF Income             Bond        Combined
CORPORATE BONDS
ABN-AMRO Bank NV Chicago                                         10/31/01       $          0     $  1,995,427    $  1,995,427
AT&T Corporation                                                  3/15/09                  0          922,815         922,815
Anheuser-Busch Companies Incorporated                              9/1/05                  0        1,001,327       1,001,327
AON Corporation                                                   1/15/04                  0          963,174         963,174
Associates Corporation of North America                           4/15/02                  0        1,015,816       1,015,816
Bayerische Landesbank-NY                                         10/15/05                  0        1,939,547       1,939,547
Bear Stearns Companies Incorporated                                3/1/07                  0        1,951,076       1,951,076
Campbell Soup Company                                            10/15/06                  0        1,997,614       1,997,614
Cox Communications Incorporation                                  8/15/01                  0          998,909         998,909
DaimlerChrysler AG                                                 9/1/04                  0          998,750         998,750
Deere & Company                                                   7/15/04                  0        1,459,262       1,459,262
Walt Disney Company                                               3/30/06                  0        1,982,558       1,982,558
First Data Corporation                                             4/1/03                  0          989,490         989,490
Ford Motor Credit Corporation                                     1/15/03                  0        1,016,736       1,016,736
Ford Motor Credit Corporation                                     6/30/03                  0        1,981,449       1,981,449
GTE South Incorporated                                            2/15/08                  0          928,273         928,273
Hertz Corporation                                                 8/15/07                  0        1,022,852       1,022,852
Honeywell Incorporated                                            4/15/08                  0        1,488,205       1,488,205
Household Finance Corporation                                     7/15/06                  0          998,848         998,848
IBM Credit Corporation                                            8/28/00                  0        1,001,377       1,001,377
Merrill Lynch & Company Incorporated                              1/15/06                  0        1,911,867       1,911,867
Northern Trust Corporation                                        9/15/06                  0        1,997,569       1,997,569
Wells Fargo & Company                                             3/15/03                  0        1,984,962       1,984,962
Philip Morris Companies Incorporated                              1/15/02                  0        1,995,905       1,995,905
Pitney Bowes Incorporated                                          2/1/05                  0        1,438,203       1,438,203
Rockwell International Corporation                                1/15/08                  0        1,399,941       1,399,941
E.W. Scripps Company                                             10/15/02                  0          984,418         984,418
Texaco Capital Incorporated                                       6/15/05                  0        1,907,713       1,907,713
United Technologies Corporation                                   9/15/01                  0        1,492,606       1,492,606
Ford Motor Credit Corporation                                     9/25/01                  0        1,004,734       1,004,734
General Motors Acceptance Corporation                             7/15/01                  0        2,005,681       2,005,681
International Lease Finance Corporation                            5/1/01                  0        1,001,706       1,001,706
Lucent Technologies Incorporated                                  7/15/01                  0        2,012,197       2,012,197
Sony Corporation                                                   3/4/03                  0          976,781         976,781
AT&T Capital Corporation                                          12/1/00          3,015,000                0       3,015,000
AMBAC Incorporated                                                 8/1/11          7,572,500                0       7,572,500
Anheuser-Busch Companies                                          12/1/09          4,525,000                0       4,525,000
BankBoston Corporation                                            7/15/03          4,477,500                0       4,477,500
Bank United Corporation                                           3/15/09          3,290,000                0       3,290,000
Bankers Trust Corp                                                 5/1/08          2,973,750                0       2,973,750
Bayerische Landesbank, NY                                          2/9/06          2,820,000                0       2,820,000
CSC Holdings Inc                                                  7/15/18          3,690,000                0       3,690,000
Chevron Corporation                                               10/1/04          3,975,000                0       3,975,000
Continental                                                        7/2/07            973,083                0         973,083
Dell Computer Corp.                                               4/15/28          6,389,306                0       6,389,306
Deposit Guaranty Corp                                              5/1/06            750,780                0         750,780
Dupont E I De Nemours Co                                         10/15/09          4,918,750                0       4,918,750
Dresdner Funding Trust I                                          6/30/31          4,314,375                0       4,314,375
Farmers Exchange Capital                                          7/15/48            648,225                0         648,225
Federal Express                                                   1/15/18            736,178                0         736,178
Federal-Mogul Corp                                                 7/1/06          4,643,750                0       4,643,750
First Data Corp                                                  12/15/07          4,280,625                0       4,280,625
Flowers Industries Inc                                            4/15/28          1,310,625                0       1,310,625
Ford Motor Co                                                      2/1/29          2,565,000                0       2,565,000
Ford Motor Company                                                7/16/31          2,936,250                0       2,936,250
General Electric Capital                                          2/15/03          6,322,500                0       6,322,500
GE Capital Corporation                                            6/15/08          5,468,750                0       5,468,750
Goldman Sachs                                                     10/1/09          6,938,750                0       6,938,750
Gruma SA de CV                                                   10/15/07          2,647,500                0       2,647,500
Hertz Corp                                                        8/15/07          5,100,000                0       5,100,000
Imperial Tobacco                                                   4/1/09          4,556,250                0       4,556,250
IBM Corp                                                          11/1/19          4,455,000                0       4,455,000
IBM Corp                                                          6/15/13          6,540,500                0       6,540,500
Key Bank NA                                                       4/15/08          4,643,750                0       4,643,750
Korea Development Bank                                            4/22/04          2,925,000                0       2,925,000
LCI Int'l Inc (Qwest)                                             6/15/07          4,376,250                0       4,376,250
Lehman Brothers Holdings                                           8/1/15          5,125,000                0       5,125,000
Mass Institute of Tech                                            11/2/96          1,698,491                0       1,698,491
Merck & Co Inc                                                     3/1/28          6,111,500                0       6,111,500
Midland Bank plc                                                  3/15/11            237,813                0         237,813
Nabisco Inc                                                       2/15/11            381,679                0         381,679
NationsBank Corporation                                           9/15/16          4,962,500                0       4,962,500
Northwest Airlines                                                 2/1/20            239,740                0         239,740
Oracle Corporation                                                2/15/04          5,848,640                0       5,848,640
PNC Bank Corp.                                                     5/1/08          4,687,500                0       4,687,500
Prudential Insurance Co                                            7/1/07            672,769                0         672,769
Providian National Bank                                            2/1/04          4,308,750                0       4,308,750
Rouse Company                                                     1/15/03          4,533,750                0       4,533,750
Saks Inc                                                          12/1/10          4,493,750                0       4,493,750
Society Corporation                                               6/15/02          2,565,625                0       2,565,625
Southwest Airlines                                                 9/1/07          1,234,500                0       1,234,500
Staples, Inc.                                                     8/15/07          4,370,625                0       4,370,625
Susa Partnership LP                                                6/1/17            869,990                0         869,990
Teleglobe Inc                                                     7/20/09          2,793,750                0       2,793,750
Whitman Corporation                                               9/15/26            776,903                0         776,903
AK Steel Corporation                                             12/15/06            295,075                0         295,075
Applied Materials, Inc.                                            9/6/05            941,380                0         941,380
Aramark Corp                                                       8/1/04            193,611                0         193,611
Bausch & Lomb, Inc.                                              12/15/04            747,878                0         747,878
CSC Holdings Inc                                                  7/15/08            183,815                0         183,815
Calenergy Co Inc                                                  9/15/05            381,195                0         381,195
Calpine Corporation                                               4/15/06            184,785                0         184,785
Equitable Life Assur Soc                                          12/1/05          1,130,524                0       1,130,524
Federal Mogul Corp.                                                7/1/04            183,573                0         183,573
First Bank Systems Inc.                                            7/2/04            993,410                0         993,410
GS Escrow Corporation                                              8/1/05            177,995                0         177,995
Gulf Canada Resources Ltd                                          8/1/06            377,809                0         377,809
HMH Properties                                                     8/1/05            179,935                0         179,935
Tommy Hilfiger                                                     6/1/03            517,331                0         517,331
IMC Global Inc                                                    11/1/05            761,423                0         761,423
Imax Corporation                                                  12/1/05            179,935                0         179,935
Kohls Corporation                                                  2/1/06            741,105                0         741,105
Levi Strauss                                                      11/1/03            638,550                0         638,550
Lincoln National Corp                                             5/15/05            959,530                0         959,530
Mallinckrodt Inc.                                                 3/15/01            381,195                0         381,195
Niagara Mohawk Power                                               7/1/03            146,816                0         146,816
Northwest Airlines                                                3/15/04            357,975                0         357,975
Old Kent Financial Corp                                          11/15/05            831,941                0         831,941
Pep Boys                                                          11/3/04            685,958                0         685,958
Potomac Capital Investmnt                                         10/2/01            534,914                0         534,914
Qwest Communications Intl                                         11/1/08            286,375                0         286,375
R & B Falcon Corp                                                 4/15/05            342,495                0         342,495
Reinsurance Group of Amer                                          4/1/06            899,030                0         899,030
Reliastar Financial Corp                                           3/1/03            955,900                0         955,900
Royal Caribbean Cruises                                           9/18/02          1,152,293                0       1,152,293
Charles Schwab Corp.                                               9/2/03          1,149,390                0       1,149,390
Teekay Shipping Corp                                               2/1/08            348,230                0         348,230
Tenet Healthcare Corp.                                            1/15/03            374,423                0         374,423
Terra Nova (UK) Holdings                                          8/15/07            937,750                0         937,750
Texas Utilities Company                                           10/1/02            710,500                0         710,500
Toro Company                                                      6/15/07            537,425                0         537,425
Williams Companies, Inc.                                          2/15/02            754,650                0         754,650
                                                                                ---------------------------------------------
                                                                                 201,849,337       48,767,786     250,617,123

ASSET BACKED SECURITIES
Greentree, Ser 1997-6 A7                                         11/16/05          6,967,590                0       6,967,590
First USA Consumer Trust                                          9/15/02          1,553,474                0       1,553,474
Chevy Chase Master Card                                          10/12/03          1,357,304                0       1,357,304
Aesop Funding                                                      3/2/05          1,114,897                0       1,114,897
Green Tree Financial Co.                                          8/28/07          1,048,268                0       1,048,268
FHLMC                                                             2/26/06            981,102                0         981,102
First Plus Home Loan Tr                                           4/30/00            943,502                0         943,502
Loop Funding Master Trust                                         8/22/01            768,195                0         768,195
Oakwood Mortgage Investrs                                         12/2/03            763,745                0         763,745
Rental Car Finance Corp                                           7/22/05            733,123                0         733,123
Chase Funding Mortgage                                           10/11/04            577,709                0         577,709
Sequia Mortgage Trust                                              5/8/05            353,977                0         353,977
                                                                                ---------------------------------------------
                                                                                  17,162,885                0      17,162,885

MORTGAGE BACKED SECURITIES
FHLMC, Pool C90110                                                 8/1/15                  0          664,202         664,202
FHLMC, Pool C90137                                                 5/1/16                  0          737,745         737,745
FHLMC, Pool D67055                                                 1/1/26                  0        1,414,856       1,414,856
FHLMC, Pool E00419                                                 2/1/11                  0        1,266,295       1,266,295
FHLMC, Pool E00422                                                 3/1/11                  0          683,568         683,568
FHLMC, Pool E20193                                                 9/1/10                  0          972,034         972,034
FHLMC, Pool E20222                                                 2/1/11                  0        1,033,978       1,033,978
FHLMC, Pool E65893                                                12/1/11                  0        1,167,134       1,167,134
FHLMC, Pool G50311                                                 5/1/00                  0          115,898         115,898
FHLMC, Pool L80191                                                 3/1/03                  0          393,049         393,049
FHLMC, Pool M80419                                                 4/1/03                  0          843,905         843,905
FHLMC, Pool N96562                                                 6/1/03                  0          536,994         536,994
FNMA, Pool 190946                                                  8/1/01                  0          633,374         633,374
FNMA, Pool 250109                                                  7/1/14                  0          582,944         582,944
FNMA, Pool 252709                                                  8/1/19                  0        1,922,463       1,922,463
FNMA, Pool 344834                                                  5/1/16                  0        1,283,711       1,283,711
FNMA, Pool 374141                                                  3/1/04                  0        1,253,274       1,253,274
GNMA, Pool 148808                                                 4/15/01                  0            5,423           5,423
GNMA, Pool 162491                                                 8/15/16                  0           38,215          38,215
GNMA, Pool 174385                                                 8/15/16                  0           92,820          92,820
GNMA, Pool 197932                                                 2/15/17                  0           38,411          38,411
GNMA, Pool 2056                                                   8/20/25                  0          829,218         829,218
GNMA, Pool 2167                                                   2/20/26                  0        2,043,008       2,043,008
GNMA, Pool 231053                                                 9/15/19                  0           28,455          28,455
GNMA, Pool 257878                                                 5/15/19                  0            1,514           1,514
GNMA, Pool 259139                                                12/15/18                  0           61,277          61,277
GNMA, Pool 263286                                                 9/15/03                  0            4,174           4,174
GNMA, Pool 263418                                                 1/15/04                  0           26,487          26,487
GNMA, Pool 272756                                                 9/15/19                  0            4,033           4,033
GNMA, Pool 275464                                                 9/15/19                  0           21,665          21,665
GNMA, Pool 287342                                                 5/15/20                  0            7,481           7,481
GNMA, Pool 313219                                                 9/15/21                  0           30,093          30,093
GNMA, Pool 354475                                                 5/15/23                  0           21,043          21,043
GNMA, Pool 369688                                                 1/15/24                  0           82,116          82,116
GNMA, Pool 44220                                                 10/15/10                  0           67,310          67,310
GNMA Pool 434527                                                  9/22/07         10,100,282                0      10,100,282
FNMA Pool 398325                                                  6/26/08          7,838,211                0       7,838,211
FNMA Pool  253008                                                 11/1/29          6,811,964                0       6,811,964
FHLMC 6.50%, 5/1/29                                                2/3/09          6,353,196                0       6,353,196
FHLMC Pool E00732                                                10/22/05          5,815,747                0       5,815,747
FHLMC Pool C80461                                                  5/3/05          5,769,402                0       5,769,402
GNMA                                                             11/15/29          4,991,846                0       4,991,846
FNMA                                                               1/6/08          4,946,468                0       4,946,468
GNMA II, 7.00%                                                   10/28/09          4,854,900                0       4,854,900
FNMA Pool 492910                                                  12/4/06          4,763,505                0       4,763,505
GNMA Pool 780977                                                  8/17/07          4,655,117                0       4,655,117
GNMA Pool 491192                                                  4/10/09          4,631,940                0       4,631,940
FNMA Pool 449466                                                  11/9/07          4,602,379                0       4,602,379
FNMA Pool 454390                                                  12/3/08          4,391,771                0       4,391,771
FNMA Pool 455607                                                  2/11/09          3,560,196                0       3,560,196
GNMA 30 Year TBA                                                  4/17/08          3,467,160                0       3,467,160
FNMA Pool 429604                                                 12/11/08          1,731,768                0       1,731,768
FNMA Pool 415714                                                  11/8/08          1,319,580                0       1,319,580
GNMA Pool 473918                                                  11/8/08          1,156,782                0       1,156,782
FNMA Pool 486524                                                  9/21/08          1,054,207                0       1,054,207
FHLMC                                                            10/11/10            987,539                0         987,539
FNMA Pool 380581                                                  3/27/08            899,395                0         899,395
FNMA Pool 415414                                                  9/14/08            852,904                0         852,904
FNMA Pool 408118                                                  1/20/11            676,944                0         676,944
FNMA Pool 417648                                                   2/8/05            513,305                0         513,305
FNMA Pool 303414                                                  9/23/01              1,486                0           1,486
                                                                                ---------------------------------------------
                                                                                  96,747,994       18,908,168     115,656,162

GOVERNMENT AGENCIES
FNMA                                                              5/15/29          4,301,550                0       4,301,550
FNMA                                                               8/7/28          2,543,389                0       2,543,389
FHLMC                                                              6/8/05             98,214                0          98,214
FNMA                                                              5/15/08            919,368                0         919,368
FHLB                                                              3/19/01                  0          993,065         993,065
FHLB                                                              8/14/09                  0        1,463,030       1,463,030
FHLB                                                              6/14/06                  0        1,013,517       1,013,517
FHLB                                                              8/15/02                  0        1,979,695       1,979,695
FHLB                                                              6/14/11                  0        3,065,882       3,065,882
FHLB                                                              8/13/01                  0          987,978         987,978
FHLB                                                              9/20/04                  0        2,088,084       2,088,084
FHLMC                                                             7/14/03                  0          994,009         994,009
FHLMC                                                             12/5/11                  0        1,929,012       1,929,012
FHLMC                                                             1/20/05                  0        4,226,112       4,226,112
FNMA                                                              8/25/03                  0          971,601         971,601
FNMA                                                              2/13/04                  0        1,581,331       1,581,331
FNMA                                                              9/15/09                  0        2,966,720       2,966,720
FNMA                                                              2/14/25                  0        1,110,503       1,110,503
FNMA                                                              3/10/16                  0        2,226,418       2,226,418
FNMA                                                             11/18/24                  0        1,168,872       1,168,872
SLMA                                                               8/1/12                  0        3,084,512       3,084,512
                                                                                ---------------------------------------------
                                                                                   7,862,521       31,850,342      39,712,863

U.S. TREASURY OBLIGATIONS
Treasury Bonds                                                    5/15/05                  0          555,415         555,415
Treasury Notes                                                    5/15/01                  0          617,056         617,056
Treasury Notes                                                    2/15/03                  0        1,004,772       1,004,772
Treasury Notes                                                    5/15/05                  0        1,013,670       1,013,670
Treasury Bonds                                                   11/15/21                  0        1,162,376       1,162,376
Treasury Notes                                                    2/15/04                  0        1,986,958       1,986,958
Treasury Notes                                                    2/15/07                  0        1,997,475       1,997,475
Treasury Bonds                                                    5/15/20                  0        2,476,188       2,476,188
Treasury Bonds                                                    5/15/09                  0        2,871,864       2,871,864
Treasury Notes                                                   11/15/01                  0        3,337,980       3,337,980
Treasury Bonds                                                   11/15/03          4,773,000                0       4,773,000
Treasury Bonds                                                    8/15/09          4,934,900                0       4,934,900
Treasury Notes                                                    7/15/06          4,155,520        1,039,519       5,195,039
Treasury Notes                                                    2/15/05          4,223,480        1,584,761       5,808,241
Treasury Bonds                                                   11/15/15          6,573,450                0       6,573,450
Treasury Bonds                                                    5/15/03          7,402,720                0       7,402,720
Treasury Notes                                                   11/15/16          7,624,820                0       7,624,820
Treasury Bonds                                                    8/15/21          7,629,895                0       7,629,895
Treasury Notes                                                    5/15/02         11,361,020                0      11,361,020
Treasury Bonds                                                    8/15/19         15,142,140                0      15,142,140
Treasury Bonds                                                    8/15/17         15,388,875                0      15,388,875
Treasury Notes                                                    8/15/05         15,712,580                0      15,712,580
Treasury Notes                                                    8/15/04          1,042,770        1,043,406       2,086,176
Treasury Bonds                                                    2/15/29          2,544,360                0       2,544,360
Treasury Bonds                                                    8/15/26          3,103,985                0       3,103,985
                                                                                ---------------------------------------------
                                                                                 111,613,515       20,691,440     132,304,955

FLOATING RATE BOND/NOTES
Genfinance Luxembourg SA                                          5/29/49            772,452                0         772,452
Van Kampen CLO                                                    10/8/07          1,362,745                0       1,362,745
                                                                                ---------------------------------------------
                                                                                   2,135,197                0       2,135,197

COLLATERALIZED MORTGAGE OBLIGATIONS
AMBS CS1012 1                                                     9/15/02            728,170                0         728,170
Saco I Inc.                                                        9/2/02            578,277                0         578,277
                                                                                ---------------------------------------------
                                                                                   1,306,447                0       1,306,447

MUNICIPAL BONDS/NOTES
Hudson Cnty NJ Lease Rev                                          12/1/25            746,910                0         746,910
Denver CO Sch District                                           12/15/02          3,970,000                0       3,970,000
New York City, GO                                                  8/1/01          1,210,770                0       1,210,770
Western MN Mun Pwr Agy                                             1/1/02            771,193                0         771,193
Washington St GO                                                   1/1/03            403,481                0         403,481
                                                                                ---------------------------------------------
                                                                                   7,102,354                0       7,102,354

COMMERCIAL PAPER
Associates Corp. of North America CP                                                       0          997,989         997,989
Ford Motor Credit Co. CP                                                                   0          998,934         998,934
General Electric Capital Corp. CP                                                          0          999,848         999,848
General Motors Acceptance Corp.                                                            0          999,088         999,088
                                                                                ---------------------------------------------
                                                                                           0        3,995,859       3,995,859

CASH MANAGEMENT ACCOUNT
WFFT Cash Investment                                                              12,174,602                0      12,174,602



CASH & EQUIVALENTS
Benchmark Diversified Fund                                                                 0        1,618,759       1,618,759


Total Investments, at Market Value                                              $457,954,852     $125,832,355    $583,787,207
                                                                                ============     ============    ============


Total Investments, at Cost                                                      $477,512,880     $126,174,228    $603,687,108
                                                                                ============     ============    ============

WELLS FARGO FUNDS - SMALL CAP VALUE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (Unaudited) - March 31, 2000

                                                          Wells Fargo Small      Great Plains     Pro Forma            Pro Forma
                                                            Cap Value Fund       Premier Fund     Adjustments           Combined
                                                          -----------------      ------------     -----------         ------------
ASSETS
Investments:
       In securities, at market value (see cost below)      $ 18,081,924         $ 24,367,672                          $ 42,449,596
Receivables:
       Dividends and interest                                      1,199               14,635                                15,834
       Fund shares sold                                           34,493                    0                                34,493
Organization expenses, net of amortization                         3,796                1,751     $      (1,751)(1)           3,796
Other assets                                                           0                    0             1,751 (1)           1,751
Total Assets                                                  18,121,412           24,384,058                            42,505,470
LIABILITIES
Payables:
       Fund shares redeemed                                      125,322                    0                               125,322
       Due to distributor                                          8,733                    0                                 8,733
       Due to advisor and affiliates                               2,396                    0                                 2,396
       Other                                                      29,176               29,000                                58,176
Total Liabilities                                                165,627               29,000                               194,627
TOTAL NET ASSETS                                            $ 17,955,785         $ 24,355,058                          $ 42,310,843

Net assets consist of:
       Paid-in capital                                      $ 15,959,138         $ 21,885,876     $     (28,325)(2)    $ 37,816,689
       Undistributed net investment income (loss)                (45,692)             (28,325)           28,325 (2)         (45,692)
       Undistributed net realized gain (loss)
            on investments                                    (1,783,938)             835,028                              (948,910)
       Net unrealized appreciation (depreciation)
            of investments                                     3,826,277            1,662,479                             5,488,756
TOTAL NET ASSETS                                            $ 17,955,785         $ 24,355,058                          $ 42,310,843

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                                             $ 24,355,058     $ (24,355,058)(3)
Shares outstanding - Class A                                                        2,445,287        (2,445,287)(3)
Net asset value per share - Class A                                                    $ 9.96
Maximum offering price per share - Class A                                            $ 10.48
Net assets - Institutional Class                            $ 17,955,785                          $  24,355,058 (3)    $ 42,310,843
Shares outstanding - Institutional Class                       1,780,481                              2,415,028 (3)       4,195,509
Net asset value and offering price per
     share - Institutional Class                            $      10.08                                               $      10.08

INVESTMENT AT COST                                          $ 14,255,647         $ 22,704,822                          $ 36,960,469

--------------------------------------------------------------------------------
(1) Wells Fargo Bank will absorb the balance of unamortized organization expenses of the Great Plains Premier Fund.

(2) To reclass to paid-in capital the accumulated net investment loss of the Great Plains Premier Fund because it cannot be carried over to the Wells Fargo Small Cap Value Fund.

(3) Class I shares of the Wells Fargo Small Cap Value Fund (Acquiring Fund) will be issued in exchange for Class A shares of the Great Plains Premier Fund (Target Fund).

WELLS FARGO FUNDS - SMALL CAP VALUE FUND
PRO FORMA STATEMENT OF OPERATIONS - For the year ended March 31, 2000
(Unaudited)

                                                            Wells Fargo Small     Great Plains        Pro Forma          Pro Forma
                                                            Cap Value Fund(1)     Premier Fund       Adjustments         Combined
                                                            -----------------     ------------      ------------        ----------
INVESTMENT INCOME
  Interest                                                  $    52,152 (2)      $   129,382                          $    181,534
  Dividends                                                      62,321 (2)          168,957 (3)                           231,278
  Securities lending income                                      11,190 (2)                0                                11,190
  Net expenses allocated from master/core portfolio            (153,924)(2)                0        $ (111,575)(4)        (265,499)
Total Investment Income (Loss)                                  (28,261)             298,339                               158,503

EXPENSES
  Advisory fees                                                       0              237,176          (237,176)(5)               0
  Administration fees                                            15,655               32,809            12,805 (5)          61,269
  Custody fees                                                        0               17,780           (17,780)(5)               0
  Shareholder servicing fees                                      6,978               59,294           (25,426)(5)          40,846
  Portfolio accounting fees                                      25,723               13,253            22,365 (5)          61,341
  Transfer agency fees                                           27,468               28,663             9,372 (5)          65,503
  Distribution fees                                                   0               59,294           (59,294)(5)               0
  Legal and audit fees                                           14,759               19,625            (8,596)(5)          25,788
  Registration fees                                              15,885               12,138                                28,023
  Directors' fees                                                 2,397                1,305            (1,305)(5)           2,397
  Shareholder reports                                               312                5,054                                 5,366
  Other                                                           2,233                8,878                                11,111
Total Expenses                                                  111,410              495,269                               301,644
Less:
      Waived fees and reimbursed expenses fees                  (44,456)            (166,024)           43,628 (5)        (166,852)
Net expenses                                                     66,954              329,245                               134,792
NET INVESTMENT INCOME (LOSS)                                    (95,215)             (30,906)                               23,711

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of:
      Securities                                                      0            1,635,725                             1,635,725
      Investments in Portfolios                               2,263,984 (2)                0                             2,263,984
  Total net realized gain (loss)                              2,263,984            1,635,725                             3,899,709
  Net change in unrealized appreciation (depreciation) of:
      Securities                                                      0            4,140,720                             4,140,720
      Investments in Portfolios                               3,380,796 (2)                0                             3,380,796
  Total net change in unrealized appreciation
   (depreciation)                                             3,380,796            4,140,720                             7,521,516
Net Gain (Loss) on Investments                                5,644,780            5,776,445                            11,421,225
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                  $ 5,549,565          $ 5,745,539                          $ 11,444,936

-------------------------------------------------------------------------------
(1) The Wells Fargo Small Cap Value Fund has a single investment in a master/core portfolio that invests in individual securities. As such, the Wells Fargo Small Cap Value Fund is allocated income, expense and realized and unrealized gains/losses from the core portfolio. The Wells Fargo Small Cap Value Fund also incurs expenses of its own at the feeder/ gateway level.

(2) Allocated from core portfolio

(3) Net of foreign withholding taxes of $4,800

(4) To adjust expenses allocated from the core portfolio to reflect the increase in the Combined Fund's investment in the core portfolio as a result of the merger.

(5) To adjust expenses to reflect the Combined Fund's estimated fees and expenses based on contractual rates or elimination of duplicative services.

WELLS FARGO FUNDS - SMALL CAP VALUE FUND
PRO FORMA PORTFOLIO OF INVESTMENTS (Unaudited) - March 31, 2000

                                                                        Coupon  Maturity
            Shares               Security Name                           Rate     Date                  Market Value
-------------------------------                                                           -----------------------------------------
            Great                                                                                        Great
WF Small    Plains                                                                        WF Small       Plains
Cap Value   Premier                                                                       Cap Value      Premier
Portfolio   Fund     Combined                                                             Portfolio      Fund         Combined

Amusement & Recreation Service
   223,000        0     223,000  WMS Industries Inc                                       $   2,195,213  $         0  $   2,195,213

Apparel & Accessory Stores
   128,100        0     128,100  Hot Topic Inc                                                4,483,500            0      4,483,500
    76,110        0      76,110  Talbots, Inc.                                                4,480,976            0      4,480,976
         0   73,200      73,200  Buckle, Inc.                                                         0    1,180,350      1,180,350
                                                                                          -----------------------------------------
                                                                                              8,964,476    1,180,350     10,144,826

Automotive Repair, Services & Parking
   138,000        0     138,000  Avis Rent A Car Inc                                          2,432,250            0      2,432,250
   151,710        0     151,710  Dollar Thrifty Automotive                                    2,607,516            0      2,607,516
         0  103,390     103,390  Motorcar Parts and Accessories, Inc.                                 0      201,934        201,934
         0  102,000     102,000  Keystone Automotive Industries, Inc.                                 0      599,250        599,250
                                                                                          -----------------------------------------
                                                                                              5,039,766      801,184      5,840,950

Building Construction--General Contractors & Operative Builders
    48,820        0      48,820  NVR Inc.                                                     2,636,280            0      2,636,280

Business Services
    55,840        0      55,840  KRONOS INC                                                   1,654,260            0      1,654,260
    95,595        0      95,595  THQ Inc                                                      1,708,761            0      1,708,761
                                                                                          -----------------------------------------
                                                                                              3,363,021            0      3,363,021

Chemicals & Allied Products
    81,600        0      81,600  Alpharma Inc                                                 2,998,800            0      2,998,800
    78,187        0      78,187  Jones Pharma Inc                                             2,374,930            0      2,374,930
   187,300        0     187,300  NBTY INC                                                     2,563,669            0      2,563,669
         0   58,000      58,000  Lilly Industries, Inc., Class A                                      0      717,750        717,750
                                                                                          -----------------------------------------
                                                                                              7,937,399      717,750      8,655,149

Communications
   162,320        0     162,320  Lightbridge Inc                                              3,794,230            0      3,794,230

Computer Services
         0   35,000      35,000  Wallace Computer Services, Inc.                                      0      413,438        413,438

Construction-Special Trade Contractors
   136,200        0     136,200  Insituform Technologies                                      4,171,125            0      4,171,125
    93,130        0      93,130  Quanta Services Inc                                          5,651,827            0      5,651,827
         0   25,700      25,700  Chemed Corp.                                                         0      771,000        771,000
                                                                                          -----------------------------------------
                                                                                              9,822,952      771,000     10,693,962

Consumer Durables
         0   39,250      39,250  CompX International, Inc.                                            0      748,203        748,203

Consumer Services
         0   88,450      88,450  Personnel Group of America, Inc.                                     0      541,756        541,756

Domestic Depository Institutions
    70,700        0      70,700  Greater Bay Bancorp                                          2,845,675            0      2,845,675
    51,290        0      51,290  Silicon Valley Bancshares                                    3,686,469            0      3,686,469
   160,000        0     160,000  Staten Island Bancorp Inc                                    2,740,000            0      2,740,000
                                                                                          -----------------------------------------
                                                                                              9,272,144            0      9,272,144

Eating & Drinking Places
   111,000        0     111,000  Applebee's International                                     3,121,875            0      3,121,875
   123,760        0     123,760  Jack In The Box Inc                                          2,637,635            0      2,637,635
   139,900        0     139,900  Rare Hospitality Intl                                        2,719,306            0      2,719,306
    94,425        0      94,425  Sonic Corporation                                            2,573,081            0      2,573,081
                                                                                          -----------------------------------------
                                                                                             11,051,898            0     11,051,898

Electronic & Other Electrical Equipment & Component
    73,600        0      73,600  C&D Technologies Inc                                         4,342,400            0      4,342,400
   127,370        0     127,370  Cable Design Technologies                                    4,322,619            0      4,322,619
    95,650        0      95,650  Davox Corp                                                   2,558,638            0      2,558,638
    47,830        0      47,830  Electro Scientific Ind                                       2,774,140            0      2,774,140
   135,500        0     135,500  Littelfuse Inc                                               4,971,156            0      4,971,156
    65,794        0      65,794  Salton Inc                                                   2,853,815            0      2,853,815
    65,000        0      65,000  Technitrol Inc                                               3,786,250            0      3,786,250
    65,000        0      65,000  Three-Five Systems Inc                                       3,900,000            0      3,900,000
                                                                                          -----------------------------------------
                                                                                             29,509,018            0     29,509,018

Fabricated Metal Products, Except Machinery & Transportation Equipment
    71,200        0      71,200  Ball Corporation                                             2,460,850            0      2,460,850

Finance-Services
    77,200        0      77,200  Affiliated Managers Group                                    3,667,000            0      3,667,000
         0   66,100      66,100  Commercial Federal Corp.                                             0    1,098,913      1,098,913
         0   21,130      21,130  Fair Isaac & Co., Inc.                                               0      821,429        821,429
         0   24,050      24,050  Duff & Phelps Credit Rating                                          0    2,397,484      2,397,484
                                                                                          -----------------------------------------
                                                                                              3,667,000    4,317,826      7,984,826

Food & Kindred Products
    48,930        0      48,930  Canandaigua Brands Inc                                       2,495,430            0      2,495,430

Furniture & Fixtures
   128,030        0     128,030  La-Z-Boy Inc                                                 1,968,461            0      1,968,461

Health Care & Medical Supplies
         0   27,480      27,480  Corvel Corp.                                                         0      714,480        714,480

Home Furniture, Furnishings & Equipment Stores
   160,500        0     160,500  Electronics Boutique Hldg                                    3,069,563            0      3,069,563

Industrial & Commercial Machinery & Computer Equipment
   110,000        0     110,000  Anixter International                                        3,066,250            0      3,066,250
   142,650        0     142,650  Applied Science & Tech                                       4,315,163            0      4,315,163
    95,370        0      95,370  Electroglas Inc.                                             3,266,423            0      3,266,423
   119,300        0     119,300  In Focus Systems Inc                                         4,272,431            0      4,272,431
                                                                                          -----------------------------------------
                                                                                             14,920,266            0     14,920,266

Insurance Carriers
   108,450        0     108,450  The MONY Group Inc                                           3,504,291            0      3,504,291

Leather & Leather Products
   241,040        0     241,040  Genesco Inc                                                  3,163,650            0      3,163,650

Measuring, Analyzing, and Controlling Instruments; Photographic, Medical and Optical Goods
   126,560        0     126,560  Pinnacle Systems Inc                                         4,208,120            0      4,208,120
   117,230        0     117,230  PolyMedica Corp                                              6,887,263            0      6,887,263
    49,680        0      49,680  Orbotech Ltd                                                 4,222,800            0      4,222,800
                                                                                          -----------------------------------------
                                                                                             15,318,183            0     15,318,183

Miscellaneous Manufacturing Industries
   147,870        0     147,870  JAKKS Pacific Inc                                            3,188,447            0      3,188,447

Miscellaneous Retail
    97,930        0      97,930  Michaels Stores                                              3,990,648            0      3,990,648

Motor Freight Transportation & Warehousing
   131,004        0     131,004  American Freightways Corp                                    1,956,872            0      1,956,872

Nondepository Credit Institutions
   176,600        0     176,600  AmeriCredit Corp                                             2,880,788            0      2,880,788
    98,600        0      98,600  Metris Companies Inc                                         3,833,075            0      3,833,075
                                                                                          -----------------------------------------
                                                                                              6,713,863            0      6,713,863

Oil & Gas Extraction
   212,260        0     212,260  Vintage Petroleum Inc.                                       4,271,733            0      4,271,733

Paper & Allied Products
         0   51,000      51,000  Schweitzer-Mauduit International, Inc.                               0      659,813        659,813
         0   61,400      61,400  Wausau-Mosinee Paper Corp.                                           0      794,363        794,363
                                                                                          -----------------------------------------
                                                                                                      0    1,454,175      1,454,175

Printing & Publishing
         0    2,000       2,000  Edipresse SA                                                         0    1,203,116      1,203,116
         0   52,500      52,500  NV Holdingmaatschappij De Telegraaf                                  0    1,646,387      1,646,387
                                                                                          -----------------------------------------
                                                                                                      0    2,849,503      2,849,503

Restaurants
         0   40,000      40,000  CBRL Group, Inc.                                                     0      400,000        400,000

Rubber & Miscellaneous Plastic Products
    99,030        0      99,030  Spartech Corp                                                3,404,156            0      3,404,156

Security & Commodity Brokers, Dealers, Exchanges & Service
    75,280        0      75,280  Southwest Securities                                         3,269,975            0      3,269,975

Technology
         0  121,090     121,090  New Horizons Worldwide, Inc.                                         0    2,149,348      2,149,348
         0   17,915      17,915  Vishay Intertechnology, Inc.                                         0      996,522        996,522
                                                                                          -----------------------------------------
                                                                                                      0    3,145,869      3,145,869

Telecommunications
         0   70,700      70,700  West TeleServices Corp.                                              0    1,820,525      1,820,525

Transportation & Equipments
         0   36,400      36,400  Hub Group, Inc.                                                      0      555,100        555,100
    96,430               96,430  Monaco Coach Corporation                                     1,832,170                   1,832,170
   148,020              148,020  Winnebago Industries Inc                                     2,673,611                   2,673,611
         0   92,775      92,775  Werner Enterprises, Inc.                                             0    1,577,175      1,577,175
                                                                                          -----------------------------------------
                                                                                              4,505,781    2,132,275      6,638,056

Wholesale Trade-Durable Goods
    80,300        0      80,300  Insight Enterprises Inc                                      2,925,931            0      2,925,931

Wholesale Trade-Nondurable Goods
    87,000        0      87,000  Kenneth Cole Productions                                     3,414,750            0      3,414,750
   127,710        0     127,710  Men's Wearhouse Inc                                          3,783,409            0      3,783,409
    93,143        0      93,143  United Stationers Inc                                        3,324,041            0      3,324,041
                                                                                          -----------------------------------------
                                                                                             10,522,200            0     10,522,200

U.S. Government Securities
         0  250,000     250,000  U.S. Treasury Bills                            4/6/00                0      249,893        249,893
         0  550,000     550,000  U.S. Treasury Bills                           5/11/00                0      546,691        546,691
         0  300,000     300,000  U.S. Treasury Bills                            6/8/00                0      296,876        296,876
         0  500,000     500,000  U.S. Treasury Bills                           7/20/00                0      491,480        491,480
                                                                                          -----------------------------------------
                                                                                                      0    1,584,939      1,584,939

Cash Equivalents
         0  774,398     774,398  Benchmark Diversified Fund                                           0      774,398        774,398

Repurchase Agreements
12,675,610        0  12,675,610  Credit Suisse First Boston             6.22%  4/3/00        12,675,610            0     12,675,610

                                 Sub-Totals                                               $ 201,579,304  $24,367,672  $ 225,946,976

                                 Portion of Core Portfolio Not Owned by
                                  Small Cap Value Fund (1)                                 (183,497,380)           0   (183,497,380)

                                 Total Investments, at Market Value                       $  18,081,924  $24,367,672  $  42,449,596
                                                                                          =========================================

                                    PART C

                               OTHER INFORMATION

Item 15.  INDEMNIFICATION.

Incorporated by reference to Item 25 of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed December 17,1999 (accession number 0000925421-99-000127).

Item 16.  EXHIBITS.

(1) Amended and Restated Declaration of Trust, incorporated by reference to Item 23, Exhibit (a) of Post-Effective Amendments No. 8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed December 17, 1999 (accession number 0000925421-99-000127).

(2) Not applicable.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization.  Filed herewith.

(5) Not applicable.

(6) Investment Advisory agreement, Fee and Expense Agreement, and Sub-Advisory contracts, and incorporated by reference to Item 23, Exhibits (d)(1)(i),
(d)(1)(ii), and (d)(2)(i-vi) of Post-Effective Amendments No. 8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed December 17, 1999 (accession number 0000925421-99-000127).

(7) Distribution plan and agreement, incorporated by reference to Item 23, Exhibits (e)(i) and (e)(ii), respectively of Post-Effective Amendments No. 8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed December 17, 1999 (accession number 0000925421-99-000127).

(8) Not applicable.

(9) Custody agreements, incorporated by reference to Item 23, Exhibits (g)(1) and (g)(2) of Post-Effective Amendments No. 8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed December 17, 1999 (accession number 0000925421-99-000127).

(10) Rule 12b-1 Plan, incorporated by reference to Item 23, Exhibit 13 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed May 28, 1999 (accession number 898430-99-
002291).

(11) Legal Opinion of Morrison & Foerster LLP.  Filed herewith.

(12) Opinion of Bell, Boyd & Lloyd LLC as to the tax consequences of the reorganization, to be filed by Post-Effective Amendment within a reasonably prompt amount of time after the closing date of the reorganization.

(13) Incorporated by reference to Item 23, Exhibit (h) of Post-Effective Amendments No. 8 and 9 under the 1933 Act and the 1940 Act, respectively, to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed December 17, 1999 (accession number 0000925421-99-000127).

(14) Consents of Independent Auditors of the Great Plains Funds and Wells Fargo Funds. Filed herewith

(15) Not applicable.

(16) Powers of Attorney.  Filed herewith.

(17) Not applicable.

ITEM 17.  UNDERTAKINGS.

(1) WF Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 2nd day of June, 2000.


                                                         WELLS FARGO FUNDS TRUST

                                                      By:  /s/ Dorothy A. Peters
                                                           ---------------------
                                                               Dorothy A. Peters
                                                             Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 2nd day of June, 2000.

                SIGNATURES                                      TITLE
                                             President and/or Principal Executive Officer
----------------------------------------
           Michael J. Hogan*
                                             Treasurer and/or Principal Financial Officer
----------------------------------------
           Karla M. Rabusch*

A Majority of the Trustees*

Robert C. Brown                              Trustee
Donald H. Burkhardt                          Trustee
Jack S. Euphrat                              Trustee
Thomas S. Goho                               Trustee
Peter G. Gordon                              Trustee
W. Rodney Hughes                             Trustee
J. Tucker Morse                              Trustee
Timothy J. Penny                             Trustee
Donald C. Willeke                            Trustee

*By:  /s/ Dorothy A. Peters
      ---------------------
      Dorothy A. Peters
      (Attorney-in-Fact)

                            WELLS FARGO FUNDS TRUST
                              N-14 Exhibit Index

      Exhibit Number                            Description
      --------------                            -----------
           4                Form of Agreement and Plan of Reorganization. Filed
                            herewith.

           11               Opinion of Morrison & Foerster LLP.  Filed herewith.

           12(a) Independent Auditors' Consent-KPMG LLP. Filed herewith.

           12(b)            Independent Auditors' Consent-Deloitte & Touche LLP.
                            Filed herewith.

           16               Powers of  Attorney

           17(a)            Form of Proxy Ballot